                                                              File Nos. 33-71058
                                                                        811-8116


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 16

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 27

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


              It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b) of Rule 485
---
 X   on May 1, 2001 pursuant to paragraph (b) of Rule 485
---
     60 days after filing pursuant to paragraph (a)(1) of Rule 485
---
     on (date) pursuant to paragraph (a)(1) of Rule 485
---
     this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.          CAPTION IN PROSPECTUSES
----------------           -----------------------

1..........................Cover Page

2..........................Special Terms

3..........................Summary of Fees and Expenses; Summary of Contract
                           Features

4..........................Condensed Financial Information; Performance
                           Information

5..........................Description of the Companies, the Variable Accounts,
                           and the Underlying Investment Companies

6..........................Charges and Deductions

7..........................Description of the Contract

8..........................Electing the Form of Annuity and the Annuity Date;
                           Description of Variable Annuity Payout Options; Annuity Benefit Payments

9..........................Death Benefit

10.........................Payments; Computation of Values; Distribution

11.........................Surrender; Withdrawals; Charge For Surrender and
                           Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------

15.........................Cover Page

16.........................Table of Contents

17.........................General Information and History

18 ........................Services

19.........................Underwriters

20.........................Underwriters

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
                           (CON'D)
-----------------          ----------------------------------------------

21 ........................Performance Information

22 ........................Annuity Benefit Payments

23.........................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Select Resource II variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus also includes important information about the Allmerica Select Resource I contract which is no longer being sold. See Appendix F.

A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Equity Index Fund                                              Fidelity VIP Equity-Income Portfolio
AIT Money Market Fund                                              Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund                                  Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Emerging Markets Fund                                   Fidelity VIP II Contrafund-Registered Trademark- Portfolio
AIT Select Growth Fund                                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Growth and Income Fund                                  Fidelity VIP III Growth & Income Portfolio
AIT Select International Equity Fund                               Fidelity VIP III Mid Cap Portfolio
AIT Select Investment Grade Income Fund                            FRANKLIN TEMPLETON VARIABLE INSURANCE
AIT Select Strategic Growth Fund                                   PRODUCTS TRUST (CLASS 2)
AIT Select Strategic Income Fund                                   FT VIP Franklin Small Cap Fund
AIT Select Value Opportunity Fund                                  FT VIP Mutual Shares Securities Fund
AIM VARIABLE INSURANCE FUNDS                                       INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIM V.I. Aggressive Growth Fund                                    INVESCO VIF Dynamics Fund
AIM V.I. Blue Chip Fund                                            INVESCO VIF Health Sciences Fund
AIM V.I. Value Fund                                                JANUS ASPEN SERIES (SERVICE SHARES)
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)             Janus Aspen Aggressive Growth Portfolio
Alliance Growth and Income Portfolio                               Janus Aspen Growth Portfolio
Alliance Premier Growth Portfolio                                  Janus Aspen Growth and Income Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS                                Janus Aspen International Growth Portfolio
Deutsche VIT EAFE Equity Index                                     PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Deutsche VIT Small Cap Index                                       Pioneer Fund VCT Portfolio
EATON VANCE VARIABLE TRUST                                         Pioneer Real Estate Growth VCT Portfolio
Eaton Vance VT Floating Rate-Income Fund                           SCUDDER VARIABLE SERIES II
Eaton Vance VT Worldwide Health Sciences Fund                      SVS Dreman Financial Services Portfolio
                                                                   Scudder Technology Growth Portfolio
                                                                   T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                                   T. Rowe Price International Stock Portfolio


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2001

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        15
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCCOUNTS AND THE
 UNDERLYING INVESTMENT COMPANIES............................        21
INVESTMENT OBJECTIVES AND POLICIES..........................        25
PERFORMANCE INFORMATION.....................................        28
DESCRIPTION OF THE CONTRACT.................................        30
  A.   Payments.............................................        30
  B.   Right to Cancel Individual Retirement Annuity........        30
  C.   Right to Cancel All Other Contracts..................        31
  D.   Transfer Privilege...................................        31
        Asset Allocation Model Reallocations................        32
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        32
  E.   Surrender............................................        33
  F.   Withdrawals..........................................        33
        Systematic Withdrawals..............................        34
        Life Expectancy Distributions.......................        34
  G.   Death Benefit........................................        35
        Death of the Annuitant Prior to the Annuity Date....        35
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        35
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        35
        Death of the Annuitant On or After the Annuity
        Date................................................        36
  H.   The Spouse of the Owner as Beneficiary...............        36
  I.   Assignment...........................................        36
  J.   Electing the Form of Annuity and the Annuity Date....        36
  K.   Description of Variable Annuity Payout Options.......        37
  L.   Annuity Benefit Payments.............................        38
        Determination of the First Variable Annuity Benefit
        Payment.............................................        38
        The Annuity Unit....................................        39
        Determination of the Number of Annuity Units........        39
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        39
  M.  Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        40
  N.   NORRIS Decision......................................        42
  O.   Computation of Values................................        42
        The Accumulation Unit...............................        42
        Net Investment Factor...............................        42
CHARGES AND DEDUCTIONS......................................        44
  A.   Variable Account Deductions..........................        44
        Mortality and Expense Risk Charge...................        44
        Administrative Expense Charge.......................        44
        Other Charges.......................................        44
  B.   Contract Fee.........................................        45
  C.   Optional Rider Charges...............................        45
  D.   Premium Taxes........................................        45
  E.   Surrender Charge.....................................        46
        Charge for Surrender and Withdrawal.................        46
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        46
        Withdrawal Without Surrender Charge.................        48
        Surrenders..........................................        48
        Charge at the Time Annuity Benefit Payments Begin...        48

  F.   Transfer Charge......................................        49
GUARANTEE PERIOD ACCOUNTS...................................        50
FEDERAL TAX CONSIDERATIONS..................................        52
  A.   General..............................................        52
        The Company.........................................        52
        Diversification Requirements........................        52
        Investor Control....................................        52
  B.   Qualified and Non-Qualified Contracts................        53
  C.   Taxation of the Contracts in General.................        53
        Withdrawals Prior to Annuitization..................        53
        Annuity Payouts After Annuitization.................        53
        Penalty on Distribution.............................        53
        Assignments or Transfers............................        54
        Nonnatural Owners...................................        54
        Deferred Compensation Plans of State and Local
        Government and
          Tax-Exempt Organizations..........................        54
  D.   Tax Withholding......................................        54
  E.   Provisions Applicable to Qualified Employer Plans....        55
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        55
        Individual Retirement Annuities.....................        55
        Tax-Sheltered Annuities.............................        55
        Texas Optional Retirement Program...................        56
STATEMENTS AND REPORTS......................................        56
LOANS (QUALIFIED CONTRACTS ONLY)............................        56
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        56
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        57
VOTING RIGHTS...............................................        58
DISTRIBUTION................................................        58
LEGAL MATTERS...............................................        58
FURTHER INFORMATION.........................................        59
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE
 INSURANCE AND ANNUITY COMPANY).............................       B-1
APPENDIX C -- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL
 LIFE INSURANCE COMPANY)....................................       C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       D-1
APPENDIX E -- THE DEATH BENEFIT.............................       E-1
APPENDIX F -- DIFFERENCES UNDER THE ALLMERICA SELECT
 RESOURCE I CONTRACT........................................       F-1
APPENDIX G -- CONDENSED FINANCIAL INFORMATION...............       G-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         7
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUNDS (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding portfolio of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of the Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Allmerica Select Resource II Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" in CHARGES AND DEDUCTIONS.

                                                            COMPLETE YEARS FROM
                                                              DATE OF PAYMENT         CHARGE
(1) CONTRACT CHARGES:                                       -------------------       ------
                                                                Less than 1            6.5%
                                                                Less than 2            6.0%
                                                                Less than 3            5.0%
                                                                Less than 4            4.0%
                                                                Less than 5            3.0%
                                                                Less than 6            2.0%
                                                                Less than 7            1.0%
                                                                Thereafter             0.0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be
  assessed upon surrender, withdrawal or
  annuitization under any commutable period certain
  option or a noncommutable fixed period certain
  option of less than ten years. The charge is a
  percentage of payments withdrawn (in excess of any
  amount that is free of surrender charge) within the
  indicated time period.

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTIONS section.


TRANSFER CHARGE:                                                                       None
  The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                                   $30
  During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for
  Contracts issued to and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of the Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year          0.25%
      waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a                   0.15%
      fifteen-year
      waiting period:

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                                  1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                                      0.15%
                                                                                      ------
  TOTAL ANNUAL EXPENSES:                                                              1.40%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underling Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.


                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE     SERVICE FEES      OTHER EXPENSES             EXPENSES
                                            (AFTER ANY         OR 12B-1      (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)      FEES*          REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
AIT Equity Index Fund.................        0.27%             0.00%               0.06%            0.33%(1)(2)
AIT Money Market Fund**...............        0.31%             0.00%               0.05%            0.36%(1)
AIT Select Aggressive Growth Fund.....        0.78%             0.00%               0.05%            0.83%(1)(2)
AIT Select Capital Appreciation
 Fund.................................        0.87%             0.00%               0.07%            0.94%(1)(2)
AIT Select Emerging Markets Fund......        1.35%             0.00%               0.54%            1.89%(1)(2)
AIT Select Growth Fund................        0.76%             0.00%               0.05%            0.81%(1)
AIT Select Growth and Income Fund.....        0.67%             0.00%               0.06%            0.73%(1)
AIT Select International Equity
 Fund.................................        0.88%             0.00%               0.11%            0.99%(1)(2)
AIT Select Investment Grade Income
 Fund.................................        0.42%             0.00%               0.07%            0.49%(1)
AIT Select Strategic Growth Fund......        0.85%             0.00%               0.30%            1.15%(1)(2)
AIT Select Strategic Income Fund***...        0.55%             0.00%               0.47%            1.02%(1)
AIT Select Value Opportunity Fund.....        0.88%             0.00%               0.06%            0.94%(1)(2)
AIM V.I. Aggressive Growth Fund.......        0.80%             0.00%               0.46%            1.26%(3)
AIM V.I. Blue Chip Fund...............        0.02%             0.00%               1.38%            1.40%(3)(4)
AIM V.I. Value Fund...................        0.61%             0.00%               0.23%            0.84%
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%             0.25%               0.07%            0.95%
Alliance Premier Growth Portfolio
 (Class B)............................        1.00%             0.25%               0.05%            1.30%
Deutsche VIT EAFE Equity Index........        0.45%             0.00%               0.20%            0.65%(5)
Deutsche VIT Small Cap Index..........        0.35%             0.00%               0.10%            0.45%(5)
Eaton Vance VT Floating Rate-Income
 Fund.................................        0.58%             0.25%               0.35%            1.18%(6)(7)
Eaton Vance VT Worldwide Health
 Sciences Fund........................        0.77%             0.25%               0.35%            1.37%(6)(7)
Fidelity VIP Equity-Income
 Portfolio............................        0.48%             0.00%               0.08%            0.56%(8)
Fidelity VIP Growth Portfolio.........        0.57%             0.00%               0.08%            0.65%(8)
Fidelity VIP High Income Portfolio....        0.58%             0.00%               0.10%            0.68%(8)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.................        0.57%             0.00%               0.09%            0.66%(8)
Fidelity VIP III Growth & Income
 Portfolio............................        0.48%             0.00%               0.10%            0.58%(8)
Fidelity VIP III Mid Cap Portfolio....        0.57%             0.00%               0.17%            0.74%(8)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%             0.25%               0.28%            1.06%(9)(10)(11)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%             0.25%               0.20%            1.05%(9)
INVESCO VIF Dynamics Fund.............        0.75%             0.00%               0.34%            1.09%(12)
INVESCO VIF Health Sciences Fund......        0.75%             0.00%               0.32%            1.07%(12)
Janus Aspen Aggressive Growth
 Portfolio (Service Shares)...........        0.65%             0.25%               0.02%            0.92%(13)
Janus Aspen Growth Portfolio (Service
 Shares)..............................        0.65%             0.25%               0.02%            0.92%(13)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%             0.25%               0.21%            1.11%(13)
Janus Aspen International Growth
 Portfolio (Service Shares)...........        0.65%             0.25%               0.06%            0.96%(13)
Pioneer Fund VCT Portfolio
 (Class II)****.......................        0.65%             0.25%               0.03%            0.93%(14)
Pioneer Real Estate Growth VCT
 Portfolio (Class II)****.............        0.80%             0.25%               0.30%            1.35%(14)
Scudder Technology Growth Portfolio...        0.75%             0.00%               0.07%            0.82%(15)(16)
SVS Dreman Financial Services
 Portfolio............................        0.75%             0.00%               0.15%            0.90%(15)(16)(17)
T. Rowe Price International Stock
 Portfolio............................        1.05%             0.00%               0.00%            1.05%(18)

*The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.



**Effective October 1, 2000, the management fee rates for the AIT Money Market Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.



***This portfolio commenced operations on July 3, 2000, therefore "Other Expenses" are annualized. Actual expenses may be greater or less than shown.



****Class II shares of the Pioneer Real Estate Growth VCT Portfolio and Pioneer Fund VCT Portfolio commenced operations on August 1, 2000 and May 1, 2000; therefore expenses shown are estimated.



(1)Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. (AFIMS) has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout except the AIT Select Strategic Income Fund which received a reimbursement of $4,560 in 2000 under its expense limitation. Excluding this reimbursement, the Management Fee and Total Fund Expenses would have been 0.61% and 1.08%, respectively, in the table above.



In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



(2)These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.32% for AIT Equity Index Fund, 0.81% for AIT Select Aggressive Growth Fund, 0.93% for AIT Select Capital Appreciation Fund, 1.84% for AIT Select Emerging Markets Fund, 0.80% for AIT Select Growth Fund, 0.98% for AIT Select International Equity Fund, 1.10% for AIT Select Strategic Growth Fund, and 0.87% for AIT Select Value Opportunity Fund.



(3)Expenses have been restated to reflect current fees.



(4)After fee waivers and restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.40% of average daily net assets until December 31, 2001. Total annual fund operating expenses before waivers and reimbursements were 2.13%.

(5)The investment advisor of Deutsche VIT EAFE Equity Index Fund and Deutsche VIT Small Cap Index Fund has voluntarily agreed to waive its fee and to reimburse the Fund for certain expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Total Fund Expenses would have been .92% and .69% for Deutsche VIT EAFE Equity Index Fund and Deutsche VIT Small Cap Index Fund, respectively, for the year ended December 31, 2000.



(6)OrbiMed may receive a performance-based adjustment of up to 0.25% of the average daily net assets of the Eaton Vance VT Worldwide Health Sciences Fund based upon its investment performance compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. The performance fee adjustment to the advisory fee is as and to what extent, the investment performance of the Eaton Vance VT Worldwide Health Sciences Fund differs by at least one percentage point from the record of the Standard & Poor's Index of 500 Common Stocks over the same period. Each percentage point difference is multiplied by a performance adjustment rate of 0.025%. The maximum adjustment plus/minus is 0.25%. The Eaton Vance VT Floating Rate-Income Fund and Eaton Vance VT Worldwide Health Sciences Fund commenced operations after December 31, 2000, therefore expenses shown are estimated.



(7)Other Expenses are based on estimates and include an administration fee of 0.25%



(8)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.



(9)The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(10)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.



(11)The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund.This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.



(12)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(13)Expenses are based upon expenses for the fiscal year ended December 31, 2000,restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen International Growth and Janus Aspen Growth and Income Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.



(14)Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Fund VCT Portfolio and Pioneer Real Estate Growth Portfolio to 1.25% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.

(15)Effective 5/1/01, Kemper Variable Series became Scudder Variable Series II. Kemper Technology Growth Portfolio became Scudder Technology Growth Portfolio and KVS Dreman Financial Services Portfolio became SVS Dreman Financial Services Portfolio.



(16)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).



(17)"Other Expenses" have been restated to exclude reorganization costs.



(18)Management fees include operating expenses.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


See Appendix F for the expense examples for Select Resource I Contracts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Rider:**


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Equity Index Fund......................................    $78        $105       $126       $208
AIT Money Market Fund......................................    $79        $106       $127       $212
AIT Select Aggressive Growth Fund..........................    $83        $120       $152       $261
AIT Select Capital Appreciation Fund.......................    $84        $123       $157       $272
AIT Select Emerging Markets Fund...........................    $93        $150       $203       $362
AIT Select Growth Fund.....................................    $83        $119       $150       $258
AIT Select Growth and Income Fund..........................    $82        $117       $146       $250
AIT Select International Equity Fund.......................    $85        $124       $160       $277
AIT Select Investment Grade Income Fund....................    $80        $110       $134       $225
AIT Select Strategic Growth Fund...........................    $86        $129       $168       $292
AIT Select Strategic Income Fund...........................    $85        $125       $161       $280
AIT Select Value Opportunity Fund..........................    $84        $123       $157       $272
AIM V.I. Aggressive Growth Fund............................    $87        $132       $173       $303
AIM V.I. Blue Chip Fund....................................    $88        $136       $180       $317
AIM V.I. Value Fund........................................    $83        $120       $152       $262
Alliance Growth and Income Portfolio.......................    $84        $123       $158       $273
Alliance Premier Growth Portfolio..........................    $88        $133       $175       $307
Deutsche VIT EAFE Equity Index.............................    $81        $115       $142       $242
Deutsche VIT Small Cap Index...............................    $80        $109       $132       $221
Eaton Vance VT Floating Rate-Income Fund...................    $86        $130       $169       $295
Eaton Vance VT Worldwide Health Sciences Fund..............    $88        $135       $178       $314
Fidelity VIP Equity-Income Portfolio.......................    $81        $112       $138       $233
Fidelity VIP Growth Portfolio..............................    $81        $115       $142       $242
Fidelity VIP High Income Portfolio.........................    $82        $115       $144       $245
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $82        $115       $143       $243
Fidelity VIP III Growth & Income Portfolio.................    $81        $112       $139       $235
Fidelity VIP III Mid Cap Portfolio.........................    $82        $117       $147       $251
FT VIP Franklin Small Cap Fund.............................    $85        $126       $163       $284
FT VIP Mutual Shares Securities Fund.......................    $85        $126       $163       $283
INVESCO VIF Dynamics Fund..................................    $86        $127       $165       $287
INVESCO VIF Health Sciences Fund...........................    $85        $127       $164       $285
Janus Aspen Aggressive Growth Portfolio....................    $84        $122       $156       $270
Janus Aspen Growth Portfolio...............................    $84        $122       $156       $270
Janus Aspen Growth and Income Portfolio....................    $86        $128       $166       $289
Janus Aspen International Growth Portfolio.................    $84        $123       $158       $274
Pioneer Fund VCT Portfolio.................................    $82        $116       $144       $246
Pioneer Real Estate Growth VCT Portfolio...................    $88        $135       $177       $312
SVS Dreman Financial Services Portfolio....................    $84        $122       $155       $268
Scudder Technology Growth Portfolio........................    $83        $119       $151       $260
T. Rowe Price International Stock Portfolio................    $85        $126       $163       $283

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Equity Index Fund......................................    $81        $112       $139       $235
AIT Money Market Fund......................................    $81        $113       $140       $238
AIT Select Aggressive Growth Fund..........................    $85        $127       $164       $286
AIT Select Capital Appreciation Fund.......................    $86        $130       $170       $296
AIT Select Emerging Markets Fund...........................    $95        $157       $214       $384
AIT Select Growth Fund.....................................    $85        $126       $163       $284
AIT Select Growth and Income Fund..........................    $85        $124       $159       $276
AIT Select International Equity Fund.......................    $87        $131       $172       $301
AIT Select Investment Grade Income Fund....................    $82        $117       $147       $251
AIT Select Strategic Growth Fund...........................    $88        $136       $180       $317
AIT Select Strategic Income Fund...........................    $87        $132       $173       $304
AIT Select Value Opportunity Fund..........................    $86        $130       $170       $296
AIM V.I. Aggressive Growth Fund............................    $90        $139       $185       $327
AIM V.I. Blue Chip Fund....................................    $91        $143       $192       $340
AIM V.I. Value Fund........................................    $86        $127       $165       $287
Alliance Growth and Income Portfolio.......................    $87        $130       $170       $297
Alliance Premier Growth Portfolio..........................    $90        $140       $187       $331
Deutsche VIT EAFE Equity Index.............................    $84        $122       $155       $268
Deutsche VIT Small Cap Index...............................    $82        $116       $145       $247
Eaton Vance VT Floating Rate-Income Fund...................    $89        $137       $181       $319
Eaton Vance VT Worldwide Health Sciences Fund..............    $91        $142       $190       $337
Fidelity VIP Equity-Income Portfolio.......................    $83        $119       $150       $258
Fidelity VIP Growth Portfolio..............................    $84        $122       $155       $268
Fidelity VIP High Income Portfolio.........................    $84        $123       $157       $271
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $84        $122       $156       $269
Fidelity VIP III Growth & Income Portfolio.................    $83        $120       $152       $261
Fidelity VIP III Mid Cap Portfolio.........................    $85        $124       $160       $277
FT VIP Franklin Small Cap Fund.............................    $88        $133       $175       $308
FT VIP Mutual Shares Securities Fund.......................    $88        $133       $175       $307
INVESCO VIF Dynamics Fund..................................    $88        $134       $177       $311
INVESCO VIF Health Sciences Fund...........................    $88        $134       $176       $309
Janus Aspen Aggressive Growth Portfolio....................    $86        $129       $169       $294
Janus Aspen Growth Portfolio...............................    $86        $129       $169       $294
Janus Aspen Growth and Income Portfolio....................    $88        $135       $178       $313
Janus Aspen International Growth Portfolio.................    $87        $131       $171       $298
Pioneer Fund VCT Portfolio.................................    $84        $123       $157       $272
Pioneer Real Estate Growth VCT Portfolio...................    $90        $142       $189       $336
SVS Dreman Financial Services Portfolio....................    $86        $129       $168       $292
Scudder Technology Growth Portfolio........................    $85        $127       $164       $285
T. Rowe Price International Stock Portfolio................    $88        $133       $175       $307

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Equity Index Fund......................................    $18        $ 56       $ 96       $208
AIT Money Market Fund......................................    $18        $ 57       $ 97       $212
AIT Select Aggressive Growth Fund..........................    $23        $ 71       $122       $261
AIT Select Capital Appreciation Fund.......................    $24        $ 74       $127       $272
AIT Select Emerging Markets Fund...........................    $34        $102       $174       $362
AIT Select Growth Fund.....................................    $23        $ 70       $120       $258
AIT Select Growth and Income Fund..........................    $22        $ 68       $116       $250
AIT Select International Equity Fund.......................    $25        $ 76       $130       $277
AIT Select Investment Grade Income Fund....................    $20        $ 61       $104       $225
AIT Select Strategic Growth Fund...........................    $26        $ 81       $138       $292
AIT Select Strategic Income Fund...........................    $25        $ 77       $131       $280
AIT Select Value Opportunity Fund..........................    $24        $ 74       $127       $272
AIM V.I. Aggressive Growth Fund............................    $27        $ 84       $143       $303
AIM V.I. Blue Chip Fund....................................    $29        $ 88       $150       $317
AIM V.I. Value Fund........................................    $23        $ 71       $122       $262
Alliance Growth and Income Portfolio.......................    $24        $ 75       $128       $273
Alliance Premier Growth Portfolio..........................    $28        $ 85       $145       $307
Deutsche VIT EAFE Equity Index.............................    $21        $ 65       $112       $242
Deutsche VIT Small Cap Index...............................    $19        $ 59       $102       $221
Eaton Vance VT Floating Rate-Income Fund...................    $27        $ 81       $139       $295
Eaton Vance VT Worldwide Health Sciences Fund..............    $28        $ 87       $148       $314
Fidelity VIP Equity-Income Portfolio.......................    $20        $ 63       $108       $233
Fidelity VIP Growth Portfolio..............................    $21        $ 65       $112       $242
Fidelity VIP High Income Portfolio.........................    $22        $ 66       $114       $245
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $21        $ 66       $113       $243
Fidelity VIP III Growth & Income Portfolio.................    $21        $ 63       $109       $235
Fidelity VIP III Mid Cap Portfolio.........................    $22        $ 68       $117       $251
FT VIP Franklin Small Cap Fund.............................    $25        $ 78       $133       $284
FT VIP Mutual Shares Securities Fund.......................    $25        $ 78       $133       $283
INVESCO VIF Dynamics Fund..................................    $26        $ 79       $135       $287
INVESCO VIF Health Sciences Fund...........................    $25        $ 78       $134       $285
Janus Aspen Aggressive Growth Portfolio....................    $24        $ 74       $126       $270
Janus Aspen Growth Portfolio...............................    $24        $ 74       $126       $270
Janus Aspen Growth and Income Portfolio....................    $26        $ 79       $136       $289
Janus Aspen International Growth Portfolio.................    $24        $ 75       $128       $274
Pioneer Fund VCT Portfolio.................................    $22        $ 67       $114       $246
Pioneer Real Estate Growth VCT Portfolio...................    $28        $ 87       $147       $312
SVS Dreman Financial Services Portfolio....................    $24        $ 73       $125       $268
Scudder Technology Growth Portfolio........................    $23        $ 71       $121       $260
T. Rowe Price International Stock Portfolio................    $25        $ 78       $133       $283

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider:**



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Equity Index Fund......................................    $21        $ 63       $109       $235
AIT Money Market Fund......................................    $21        $ 64       $110       $238
AIT Select Aggressive Growth Fund..........................    $26        $ 78       $134       $286
AIT Select Capital Appreciation Fund.......................    $27        $ 82       $140       $296
AIT Select Emerging Markets Fund...........................    $36        $110       $185       $384
AIT Select Growth Fund.....................................    $25        $ 78       $133       $284
AIT Select Growth and Income Fund..........................    $25        $ 75       $129       $276
AIT Select International Equity Fund.......................    $27        $ 83       $142       $301
AIT Select Investment Grade Income Fund....................    $22        $ 68       $117       $251
AIT Select Strategic Growth Fund...........................    $29        $ 88       $150       $317
AIT Select Strategic Income Fund...........................    $27        $ 84       $143       $304
AIT Select Value Opportunity Fund..........................    $27        $ 82       $140       $296
AIM V.I. Aggressive Growth Fund............................    $30        $ 91       $155       $327
AIM V.I. Blue Chip Fund....................................    $31        $ 95       $162       $340
AIM V.I. Value Fund........................................    $26        $ 79       $135       $287
Alliance Growth and Income Portfolio.......................    $27        $ 82       $140       $297
Alliance Premier Growth Portfolio..........................    $30        $ 92       $157       $331
Deutsche VIT EAFE Equity Index.............................    $24        $ 73       $125       $268
Deutsche VIT Small Cap Index...............................    $22        $ 67       $115       $247
Eaton Vance VT Floating Rate-Income Fund...................    $29        $ 89       $151       $319
Eaton Vance VT Worldwide Health Sciences Fund..............    $31        $ 95       $161       $337
Fidelity VIP Equity-Income Portfolio.......................    $23        $ 70       $120       $258
Fidelity VIP Growth Portfolio..............................    $24        $ 73       $125       $268
Fidelity VIP High Income Portfolio.........................    $24        $ 74       $127       $271
Fidelity VIP II Contrafund-Registered
 Trademark-Portfolio.......................................    $24        $ 73       $126       $269
Fidelity VIP III Growth & Income Portfolio.................    $23        $ 71       $122       $261
Fidelity VIP III Mid Cap Portfolio.........................    $25        $ 76       $130       $277
FT VIP Franklin Small Cap Fund.............................    $28        $ 85       $145       $308
FT VIP Mutual Shares Securities Fund.......................    $28        $ 85       $145       $307
INVESCO VIF Dynamics Fund..................................    $28        $ 86       $147       $311
INVESCO VIF Health Sciences Fund...........................    $28        $ 86       $146       $309
Janus Aspen Aggressive Growth Portfolio....................    $26        $ 81       $139       $294
Janus Aspen Growth Portfolio...............................    $26        $ 81       $139       $294
Janus Aspen Growth and Income Portfolio....................    $28        $ 87       $148       $313
Janus Aspen International Growth Portfolio.................    $27        $ 82       $141       $298
Pioneer Fund VCT Portfolio.................................    $24        $ 74       $127       $272
Pioneer Real Estate Growth VCT Portfolio...................    $31        $ 94       $160       $336
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $138       $292
Scudder Technology Growth Portfolio........................    $25        $ 78       $134       $285
T. Rowe Price International Stock Portfolio................    $28        $ 85       $145       $307


*The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable period certain option of ten years or longer.

**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY?


The Allmerica Select Resource II variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;

    - issue age up to your 90th birthday (as long as the Annuitant is under age 90.)


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund may be utilized at any one time), the Guarantee Period Accounts, and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


I HAVE THE ALLMERICA SELECT RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Allmerica Select
Resource I"), it is basically similar to the Contract described in this Prospectus ("Allmerica Select Resource II") except as specifically indicated in APPENDIX F -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) - under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value, increased by any positive Market Value Adjustment if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?


The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount is permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account.

THE FORTY UNDERLYING FUNDS CURRENTLY AVAILABLE AND THEIR INVESTMENT ADVISERS
ARE:


FUND                                                                INVESTMENT ADVISER
----                                                                ------------------
AIT Equity Index Fund                                               Allmerica Asset Management, Inc.
AIT Money Market Fund                                               Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                                   Nicholas-Applegate Capital Management, L.P.
AIT Select Capital Appreciation Fund                                T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund Inc.                               Schroder Investment Management North America I
AIT Select Growth Fund                                              Putnam Investment Management, Inc.
AIT Select Growth and Income Fund                                   J.P. Morgan Investment Management Inc.
AIT Select International Equity Fund                                Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund                             Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                                    TCW Investment Management Company
AIT Select Strategic Income Fund                                    Western Asset Management Company
AIT Select Value Opportunity Fund                                   Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                                     A I M Advisors, Inc.
AIM V.I. Blue Chip Fund                                             A I M Advisors, Inc.
AIM V.I. Value Fund                                                 A I M Advisors, Inc.
Alliance Growth and Income Portfolio                                Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                                   Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index                                      Deutsche Asset Management
Deutsche VIT Small Cap Index                                        Deutsche Asset Management
Eaton Vance VT Floating Rate-Income Fund                            Eaton Vance Management
Eaton Vance VT Worldwide Health Sciences Fund                       OrbiMed Advisors, Inc.
Fidelity VIP Equity-Income Portfolio                                Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                                       Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                                  Fidelity Management & Research Company
Fidelity VIP II Contrafund-Registered Trademark- Portfolio          Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio                          Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio                                  Fidelity Management & Research Company
FT VIP Franklin Small Cap Fund                                      Franklin Advisers, Inc.
FT VIP Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
INVESCO VIF Dynamics Fund                                           INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                                    INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio                             Janus Capital
Janus Aspen Growth Portfolio                                        Janus Capital
Janus Aspen Growth and Income Portfolio                             Janus Capital
Janus Aspen International Growth Portfolio                          Janus Capital
Pioneer Fund VCT Portfolio                                          Pioneer Investment Management, Inc.
Pioneer Real Estate Growth VCT Portfolio                            Pioneer Investment Management, Inc.
SVS Dreman Financial Services Portfolio                             Zurich Scudder Investments, Inc.
Scudder Technology Growth Portfolio                                 Zurich Scudder Investments, Inc.
T. Rowe Price International Stock Portfolio                         T. Rowe Price International, Inc.


Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES. For more information about the investment advisers, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See
"D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTION section.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

    - Gross payments, with interest compounding daily at an effective annual yield of 5%, starting on the date each payment was applied and continuing throughout that payment's entire accumulation phase, (5% compounding not available in Hawaii and New York), reduced proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments.) The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See
"G. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "D. Premium Taxes."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Funds, which accompany this

Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under the SUMMARY OF FEES AND EXPENSES section.

Subject to state availability, the Company currently offers for an additional charge an optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider. If you elect a Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or
(2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of Accumulated Value among your current investments without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massa-chusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

ALLMERICA SELECT SEPARATE ACCOUNT. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust (the "Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Twelve investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: AIT Select Emerging Markets Fund, AIT Select International Equity Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Value Opportunity Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, AIT Equity Index Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select Investment Grade Income Fund and the AIT Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.


AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees, in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey") a pension consulting firm. The cost of such consultation is borne by AFIMS. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds and has no responsibility for any investment advice or other services provided to the Funds by AFIMS or the Sub-Advisers. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to the Trustees' and/ or AFIMS' instructions. AFIMS is solely responsible for the payment of all fees for investment management services.


AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management, Inc. (DeAM) is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets give our clients a truly global network and product range. DeAM manages U.S., international, emerging markets, fixed income and is a known leader in index strategies. Deutsche Asset Management, Inc. serves as investment adviser to the Deutsche VIT Small Cap Index Fund and Deutsche VIT EAFE Equity Index Fund.

EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance'), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating Rate-Income Fund. OrbiMed Advisors, Inc. ("OrbiMed"), 767 3rd Avenue, New York, New York, manages the Eaton Vance VT Worldwide Health Sciences Fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Contrafund-Registered Trademark-Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion in assets (as of December 31, 2000). The investment adviser to the FT VIP Franklin Small Cap is Franklin Advisers, Inc. The investment adviser to the FT VIP Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.


INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the
Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.


PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.


SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS" formerly Kemper Variable Series) is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.


T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $32.7 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price
Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES, MAY BE FOUND IN THE RESPECTIVE PROSPECTUSES OF THE UNDERLYING FUNDS, WHICH PROSPECTUSES ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the payments made under the Contract.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.



AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.


AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.


AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.


AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.


AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital appreciation.


AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.


AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.


AIM V.I. BLUE CHIP FUND -- seeks to achieve as high a total return as possible, consistent with preservation of capital.



AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital.



ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark-Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.



DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.


EATON VANCE VT FLOATING RATE-INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND -- seeks long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests at least 65% of total assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that sector.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.


FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.


FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.


FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cap values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



INVESCO VIF DYNAMICS FUND -- seeks to make an investment grow. The Fund invests primarily in common stocks of mid-sized companies -- those with market capitalizations between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities including preferred stocks and debt instruments that are convertible into common stocks, as well as in bonds -- including so-called "junk bonds."


INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


PIONEER FUND VCT PORTFOLIO (CLASS II) -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.



PIONEER REAL ESTATE GROWTH VCT PORTFOLIO (CLASS II) -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the Portfolio's secondary investment objective.



SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction any Rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:


    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's).



    - Under a monthly automatic payment plan, the minimum initial payment is $50.


    - Each subsequent payment must be at least $50.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund of the Trust.



Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund. The Owner may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape recorded.


B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable

Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  TRANSFER PRIVILEGE


At any time prior to the Annuity Date, the Owner may transfer amounts among available investment options upon written or telephone request to the Company. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.



Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

E.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

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
Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "D. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Principal Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Contracts in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;
(b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately by withdrawals); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment) or
(b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or
(b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX E -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than directly receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.


I.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed
90. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.

K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Select Investment Grade Income Fund, the AIT Select Growth Fund and the AIT Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

                (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L.  ANNUITY BENEFIT PAYMENTS


DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the Minimum Guaranteed Annuity Payout (M-GAP) Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base) are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.

M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider provides a guaranteed minimum amount of fixed lifetime income during the annuity payout phase, after a ten-yeare or fifteen-year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any prior Contract anniversary since the Rider effective date as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                              Amount of Withdrawal
           ----------------------------------------------------------

        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTING THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his/her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his/her 73rd birthday.

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination
      (1) occurs on or within thirty days after any contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.

    - The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                MINIMUM
 CONTRACT        MINIMUM       GUARANTEED
ANNIVERSARY     GUARANTEED       ANNUAL
AT EXERCISE    BENEFIT BASE    INCOME(1)
-----------    ------------    ----------
  10             $162,889        $12,153
  15             $207,892        $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See
"K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not affect M-GAP Riders issued prior to the termination date, but as noted above, Owners would not be able to repurchase a new Rider under the repurchase feature (see above, "TERMINATING THE M-GAP RIDER.")


N.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

B.  CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL RIDER CHARGES


Subject to state availability, the Company currently offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider that may be elected by the Owner. A separate monthly charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).


The applicable charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:


Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%


For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:


    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or


    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.


If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.


E.  SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.) The surrender charge is as follows:

                        CHARGE AS
   COMPLETE           PERCENTAGE OF
  YEARS FROM          NEW PAYMENTS
DATE OF PAYMENT         WITHDRAWN
---------------       -------------
  Less than 1            6.5%
  Less than 2            6.0%
  Less than 3            5.0%
  Less than 4            4.0%
  Less than 5            3.0%
  Less than 6            2.0%
  Less than 7            1.0%
  Thereafter             0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class;
(2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):


        Where (1) is:    100% of Cumulative Earnings (calculated as the
                         Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

        Where (2) is:    10% of the Accumulated Value as of the Valuation Date
                         the Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where (3) is:    The amount calculated under the Company's life
                         expectancy distribution option (see "Life Expectancy
                         Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).


For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530, which is equal to the greatest of:


    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.


SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the

Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

F.  TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.



At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.



MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated

Value. See "G. Death Benefit." No Market Value Adjustment will apply to amounts deducted for contract fees or rider charges. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]to the power of n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "F. Withdrawals" and "E. Surrender." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" after application of the Market Value Adjustment.

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
                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see D below.

C.  TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

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
E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING
PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the AIT Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

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
                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 Act and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 7.0% of payments to broker-dealers that sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract's Accumulated value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

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
                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                    FOR YEAR
                                                 SUB-ACCOUNT          ENDED                          SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND        INCEPTION DATE      12/31/00           5 YEARS       OF SUB-ACCOUNT
----------------------------------------        --------------   ---------------   ---------------   ---------------
AIT Equity Index Fund.........................      10/6/00                 N/A               N/A             -6.31%
AIT Money Market Fund.........................      10/8/92               -1.32%             3.47%             3.43%
AIT Select Aggressive Growth Fund.............       9/8/92              -30.27%             7.96%            12.35%
AIT Select Capital Appreciation Fund..........      4/28/95               -1.05%            11.51%            16.75%
AIT Select Emerging Markets Fund..............      2/20/98              -41.80%              N/A             -9.64%
AIT Select Growth Fund........................       9/8/92              -24.05%            16.54%            13.36%
AIT Select Growth and Income Fund.............       9/8/92              -17.52%            10.56%            10.56%
AIT Select International Equity Fund..........       5/3/94              -15.78%            10.01%             9.52%
AIT Select Investment Grade Income Fund.......       9/8/92                2.37%             3.49%             4.42%
AIT Select Strategic Growth Fund..............      2/20/98              -41.62%              N/A            -13.87%
AIT Select Strategic Income Fund..............      10/6/00                 N/A               N/A              4.20%
AIT Select Value Opportunity Fund.............      2/20/98               21.98%              N/A              4.75%
AIM V.I. Aggressive Growth Fund...............      10/6/00                 N/A               N/A            -10.44%
AIM V.I. Blue Chip Fund.......................      10/6/00                 N/A               N/A             -8.49%
AIM V.I. Value Fund...........................      10/6/00                 N/A               N/A             -6.32%
Alliance Growth and Income Portfolio..........      10/6/00                 N/A               N/A              3.39%
Alliance Premier Growth Portfolio.............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index................      10/6/00                 N/A               N/A             -3.45%
Deutsche VIT Small Cap Index..................      10/6/00                 N/A               N/A             -1.65%
Eaton Vance VT Floating-Rate Fund.............         N/A*                 N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.........................................         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio..........       5/1/95                0.41%            11.36%            13.55%
Fidelity VIP Growth Portfolio.................       5/1/95              -17.63%            17.18%            19.49%
Fidelity VIP High Income Portfolio............       5/1/95              -28.21%            -0.64%             1.21%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.........................      10/6/00                 N/A               N/A             -3.42%
Fidelity VIP III Growth & Income Portfolio....      10/6/00                 N/A               N/A             -2.44%
Fidelity VIP III Mid Cap Portfolio............      10/6/00                 N/A               N/A              4.56%
FT VIP Franklin Small Cap Fund................      10/6/00                 N/A               N/A            -13.79%
FT VIP Mutual Shares Securities Fund..........      10/6/00                 N/A               N/A              6.17%
INVESCO VIF Dynamics Fund.....................      10/6/00                 N/A               N/A            -16.16%
INVESCO VIF Health Sciences Fund..............      10/6/00                 N/A               N/A              3.14%
Janus Aspen Aggressive Growth Portfolio.......      10/6/00                 N/A               N/A            -25.58%
Janus Aspen Growth Portfolio..................      10/6/00                 N/A               N/A            -15.11%
Janus Aspen Growth and Income Portfolio.......      10/6/00                 N/A               N/A             -8.64%
Janus Aspen International Growth Portfolio....      10/6/00                 N/A               N/A            -12.50%
Pioneer Fund VCT Portfolio....................         N/A*                 N/A               N/A               N/A
Pioneer Real Estate Growth VCT Portfolio......         N/A*                 N/A               N/A               N/A
Scudder Technology Growth Portfolio...........      10/6/00                 N/A               N/A            -27.33%
SVS Dreman Financial Services Portfolio.......      10/6/00                 N/A               N/A             10.73%
T. Rowe Price International Stock Portfolio...       5/1/95              -23.88%             6.34%             6.88%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                    FOR YEAR
                                                 SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                INCEPTION DATE      12/31/00           5 YEARS       OF SUB-ACCOUNT
                                                --------------   ---------------   ---------------   ---------------
AIT Equity Index Fund.........................      10/6/00                 N/A               N/A             -6.31%
AIT Money Market Fund.........................      10/8/92                4.91%             4.11%             3.57%
AIT Select Aggressive Growth Fund.............       9/8/92              -25.60%             8.70%            12.60%
AIT Select Capital Appreciation Fund..........      4/28/95                5.31%            12.07%            17.07%
AIT Select Emerging Markets Fund..............      2/20/98              -38.10%              N/A             -8.12%
AIT Select Growth Fund........................       9/8/92              -18.95%            17.12%            13.65%
AIT Select Growth and Income Fund.............       9/8/92              -12.05%            11.24%            10.85%
AIT Select International Equity Fund..........       5/3/94              -10.25%            10.69%             9.89%
AIT Select Investment Grade Income Fund.......       9/8/92                8.92%             4.23%             4.65%
AIT Select Strategic Growth Fund..............      2/20/98              -37.91%              N/A            -12.40%
AIT Select Strategic Income Fund..............      10/6/00                 N/A               N/A              4.20%
AIT Select Value Opportunity Fund.............      2/20/98               28.57%              N/A              6.41%
AIM V.I. Aggressive Growth Fund...............      10/6/00                 N/A               N/A            -10.44%
AIM V.I. Blue Chip Fund.......................      10/6/00                 N/A               N/A             -8.49%
AIM V.I. Value Fund...........................      10/6/00                 N/A               N/A             -6.32%
Alliance Growth and Income Portfolio..........      10/6/00                 N/A               N/A              3.39%
Alliance Premier Growth Portfolio.............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index................      10/6/00                 N/A               N/A             -3.45%
Deutsche VIT Small Cap Index..................      10/6/00                 N/A               N/A             -1.65%
Eaton Vance VT Floating-Rate Fund.............         N/A*                 N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.........................................         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio..........       5/1/95                6.90%            11.93%            13.91%
Fidelity VIP Growth Portfolio.................       5/1/95              -12.23%            17.65%            19.79%
Fidelity VIP High Income Portfolio............       5/1/95              -23.56%             0.07%             1.70%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.........................      10/6/00                 N/A               N/A             -3.42%
Fidelity VIP III Growth & Income Portfolio....      10/6/00                 N/A               N/A             -2.44%
Fidelity VIP III Mid Cap Portfolio............      10/6/00                 N/A               N/A              4.56%
FT VIP Franklin Small Cap Fund................      10/6/00                 N/A               N/A            -13.79%
FT VIP Mutual Shares Securities Fund..........      10/6/00                 N/A               N/A              6.17%
INVESCO VIF Dynamics Fund.....................      10/6/00                 N/A               N/A            -16.16%
INVESCO VIF Health Sciences Fund..............      10/6/00                 N/A               N/A              3.14%
Janus Aspen Aggressive Growth Portfolio.......      10/6/00                 N/A               N/A            -25.58%
Janus Aspen Growth Portfolio..................      10/6/00                 N/A               N/A            -15.11%
Janus Aspen Growth and Income Portfolio.......      10/6/00                 N/A               N/A             -8.64%
Janus Aspen International Growth Portfolio....      10/6/00                 N/A               N/A            -12.50%
Pioneer Fund VCT Portfolio....................         N/A*                 N/A               N/A               N/A
Pioneer Real Estate Growth VCT Portfolio......         N/A*                 N/A               N/A               N/A
Scudder Technology Growth Portfolio...........      10/6/00                 N/A               N/A            -27.33%
SVS Dreman Financial Services Portfolio.......      10/6/00                 N/A               N/A             10.73%
T. Rowe Price International Stock Portfolio...       5/1/95              -18.99%             6.93%             7.27%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                    10 YEARS OR SINCE
                                                                   FOR YEAR                           INCEPTION OF
                                              UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                              INCEPTION DATE       12/31/00           5 YEARS            IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Equity Index Fund.......................      9/28/90               -15.55%            15.90%             15.23%
AIT Money Market Fund.......................      4/29/85                -1.32%             3.47%              3.48%
AIT Select Aggressive Growth Fund...........      8/21/92               -30.27%             7.96%             12.27%
AIT Select Capital Appreciation Fund........      4/28/95                -1.05%            11.51%             16.73%
AIT Select Emerging Markets Fund............      2/20/98               -41.80%              N/A              -9.64%
AIT Select Growth Fund......................      8/21/92               -24.05%            16.54%             13.28%
AIT Select Growth and Income Fund...........      8/21/92               -17.52%            10.56%             10.49%
AIT Select International Equity Fund........       5/2/94               -15.78%            10.01%              9.52%
AIT Select Investment Grade Income Fund.....      4/29/85                 2.37%             3.49%              4.40%
AIT Select Strategic Growth Fund............      2/20/98               -41.62%              N/A             -13.87%
AIT Select Strategic Income Fund............       7/3/00                  N/A               N/A              -1.86%
AIT Select Value Opportunity Fund...........      4/30/93                21.98%            13.92%             12.27%
AIM V.I. Aggressive Growth Fund.............       5/1/98                -4.76%              N/A              12.17%
AIM V.I. Blue Chip Fund.....................     12/30/99               -14.78%              N/A             -14.67%
AIM V.I. Value Fund.........................       5/5/93               -20.74%            13.90%             15.60%
Alliance Growth and Income Portfolio*.......      1/14/91                 5.51%            17.34%             13.19%
Alliance Premier Growth Portfolio*..........      6/26/92               -22.75%            19.51%             17.98%
Deutsche VIT EAFE Equity Index..............      8/26/97               -22.64%              N/A               2.91%
Deutsche VIT Small Cap Index................      8/25/97               -10.77%              N/A               2.38%
Eaton Vance VT Floating-Rate Fund...........          N/A                  N/A               N/A                N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio........      10/9/86                 0.41%            11.36%             15.71%
Fidelity VIP Growth Portfolio...............      10/9/86               -17.63%            17.18%             18.28%
Fidelity VIP High Income Portfolio..........      9/19/85               -28.21%            -0.64%              8.24%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................       1/3/95               -13.32%            15.83%             19.31%
Fidelity VIP III Growth & Income
 Portfolio..................................     12/31/96               -10.53%              N/A              12.97%
Fidelity VIP III Mid Cap Portfolio..........     12/28/98                25.33%              N/A              38.29%
FT VIP Franklin Small Cap Fund*.............      11/1/95               -21.05%            17.93%             17.53%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                -1.04%              N/A               8.69%
INVESCO VIF Dynamics Fund...................      8/25/97               -10.46%              N/A              17.35%
INVESCO VIF Health Sciences Fund............      5/22/97                22.22%              N/A              21.15%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -36.67%            17.90%             17.89%
Janus Aspen Growth Portfolio*...............      9/13/93               -20.87%            17.11%             15.63%
Janus Aspen Growth and Income Portfolio*....       5/1/98               -20.45%              N/A              20.75%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -22.17%            21.13%             18.04%
Pioneer Fund VCT Portfolio*.................     10/31/97                -6.50%              N/A              11.76%
Pioneer Real Estate Growth VCT Portfolio*...       3/1/95                20.55%             8.11%              9.61%
Scudder Technology Growth Portfolio.........       5/3/99               -27.20%              N/A              16.78%
SVS Dreman Financial Services Portfolio.....       5/4/98                18.75%              N/A               2.59%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94               -23.88%             6.34%              6.42%


*These Funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based on the historical performance of the non 12b-1 class of share but are adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                    10 YEARS OR SINCE
                                                                   FOR YEAR                           INCEPTION OF
                                              UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                              INCEPTION DATE       12/31/00           5 YEARS            IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Equity Index Fund.......................      9/28/90               -10.30%            16.23%             15.23%
AIT Money Market Fund.......................      4/29/85                 4.91%             4.11%              3.60%
AIT Select Aggressive Growth Fund...........      8/21/92               -25.60%             8.70%             12.52%
AIT Select Capital Appreciation Fund........      4/28/95                 5.31%            12.07%             17.05%
AIT Select Emerging Markets Fund............      2/20/98               -38.10%              N/A              -8.12%
AIT Select Growth Fund......................      8/21/92               -18.95%            17.12%             13.57%
AIT Select Growth and Income Fund...........      8/21/92               -12.05%            11.24%             10.78%
AIT Select International Equity Fund........       5/2/94               -10.25%            10.69%              9.89%
AIT Select Investment Grade Income Fund.....      4/29/85                 8.92%             4.23%              4.63%
AIT Select Strategic Growth Fund............      2/20/98               -37.91%              N/A             -12.40%
AIT Select Strategic Income Fund............       7/3/00                  N/A               N/A               4.25%
AIT Select Value Opportunity Fund...........      4/30/93                28.57%            14.29%             12.28%
AIM V.I. Aggressive Growth Fund.............       5/1/98                 1.16%              N/A              13.70%
AIM V.I. Blue Chip Fund.....................     12/30/99                -9.48%              N/A              -9.40%
AIM V.I. Value Fund.........................       5/5/93               -15.82%            14.25%             15.60%
Alliance Growth and Income Portfolio*.......      1/14/91                12.02%            17.66%             13.20%
Alliance Premier Growth Portfolio*..........      6/26/92               -17.95%            19.81%             17.98%
Deutsche VIT EAFE Equity Index..............      8/26/97               -17.82%              N/A               4.02%
Deutsche VIT Small Cap Index................      8/25/97                -5.22%              N/A               3.50%
Eaton Vance VT Floating-Rate Fund...........          N/A                  N/A               N/A                N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio........      10/9/86                 6.90%            11.93%             15.82%
Fidelity VIP Growth Portfolio...............      10/9/86               -12.23%            17.65%             18.38%
Fidelity VIP High Income Portfolio..........      9/19/85               -23.56%             0.07%              8.33%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................       1/3/95                -7.93%            16.16%             19.52%
Fidelity VIP III Growth & Income
 Portfolio..................................     12/31/96                -4.97%              N/A              13.49%
Fidelity VIP III Mid Cap Portfolio..........     12/28/98                31.84%              N/A              40.08%
FT VIP Franklin Small Cap Fund*.............      11/1/95               -16.14%            18.24%             17.73%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 5.11%              N/A               9.25%
INVESCO VIF Dynamics Fund...................      8/25/97                -4.89%              N/A              18.17%
INVESCO VIF Health Sciences Fund............      5/22/97                28.73%              N/A              21.82%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -32.73%            18.21%             17.90%
Janus Aspen Growth Portfolio*...............      9/13/93               -15.95%            17.43%             15.63%
Janus Aspen Growth and Income Portfolio*....       5/1/98               -15.51%              N/A              22.11%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -17.33%            21.42%             18.22%
Pioneer Fund VCT Portfolio*.................     10/31/97                -0.69%              N/A              12.99%
Pioneer Real Estate Growth VCT Portfolio*...       3/1/95                27.05%             8.55%              9.84%
Scudder Technology Growth Portfolio.........       5/3/99               -22.67%              N/A              20.00%
SVS Dreman Financial Services Portfolio.....       5/4/98                25.25%              N/A               4.72%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94               -18.99%             6.93%              6.65%


*These Funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based on the historical performance of the non 12b-1 class of share but are adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX C
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                    FOR YEAR
                                                 SUB-ACCOUNT          ENDED                          SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND        INCEPTION DATE      12/31/00           5 YEARS       OF SUB-ACCOUNT
----------------------------------------        --------------   ---------------   ---------------   ---------------
AIT Equity Index Fund.........................         N/A*                 N/A               N/A               N/A
AIT Money Market Fund.........................       4/7/94               -1.33%             3.44%             3.74%
AIT Select Aggressive Growth Fund.............      4/21/94              -30.25%             7.99%            10.40%
AIT Select Capital Appreciation Fund..........      4/30/95               -1.03%            11.53%            16.75%
AIT Select Emerging Markets Fund..............      2/20/98              -41.81%              N/A             -9.66%
AIT Select Growth Fund........................      4/21/94              -24.02%            16.56%            16.29%
AIT Select Growth and Income Fund.............      4/21/94              -17.52%            10.56%            12.57%
AIT Select International Equity Fund..........       5/3/94              -15.77%            10.01%             9.52%
AIT Select Investment Grade Income Fund.......       9/8/92                2.34%             3.45%             4.90%
AIT Select Strategic Growth Fund..............      2/20/98              -41.63%              N/A            -13.88%
AIT Select Strategic Income Fund..............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund.............      2/20/98               21.97%              N/A              4.74%
AIM V.I. Aggressive Growth Fund...............         N/A*                 N/A               N/A               N/A
AIM V.I. Blue Chip Fund.......................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund...........................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..........         N/A*                 N/A               N/A               N/A
Alliance Premier Growth Portfolio.............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index................         N/A*                 N/A               N/A               N/A
Deutsche VIT Small Cap Index..................         N/A*                 N/A               N/A               N/A
Eaton Vance VT Floating-Rate Fund*............         N/A*                 N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences
 Fund*........................................         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio..........       5/1/95                0.41%            11.37%            13.56%
Fidelity VIP Growth Portfolio.................       5/1/95              -17.62%            17.19%            19.51%
Fidelity VIP High Income Portfolio............       5/1/95              -28.23%            -0.67%             1.19%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.........................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth & Income Portfolio....         N/A*                 N/A               N/A               N/A
Fidelity VIP III Mid Cap Portfolio............         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund................         N/A*                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO VIF Dynamics Fund.....................         N/A*                 N/A               N/A               N/A
INVESCO VIF Health Sciences Fund..............         N/A*                 N/A               N/A               N/A
Janus Aspen Aggressive Growth Portfolio.......         N/A*                 N/A               N/A               N/A
Janus Aspen Growth Portfolio..................         N/A*                 N/A               N/A               N/A
Janus Aspen Growth and Income Portfolio.......         N/A*                 N/A               N/A               N/A
Janus Aspen International Growth Portfolio....         N/A*                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio....................         N/A*                 N/A               N/A               N/A
Pioneer Real Estate Growth VCT Portfolio......         N/A*                 N/A               N/A               N/A
Scudder Technology Growth Portfolio...........          N/A                 N/A               N/A               N/A
SVS Dreman Financial Services Portfolio.......          N/A                 N/A               N/A               N/A
T. Rowe Price International Stock Portfolio...       5/1/95              -23.88%             6.35%             6.89%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                    FOR YEAR
                                                 SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                INCEPTION DATE      12/31/00           5 YEARS       OF SUB-ACCOUNT
                                                --------------   ---------------   ---------------   ---------------
AIT Equity Index Fund.........................         N/A*                 N/A               N/A               N/A
AIT Money Market Fund.........................       4/7/94                4.91%             4.11%             4.01%
AIT Select Aggressive Growth Fund.............      4/21/94              -25.60%             8.70%            10.75%
AIT Select Capital Appreciation Fund..........      4/30/95                5.31%            12.07%            17.05%
AIT Select Emerging Markets Fund..............      2/20/98              -38.10%              N/A             -8.12%
AIT Select Growth Fund........................      4/21/94              -18.95%            17.12%            16.61%
AIT Select Growth and Income Fund.............      4/21/94              -12.05%            11.24%            12.92%
AIT Select International Equity Fund..........       5/3/94              -10.25%            10.69%             9.89%
AIT Select Investment Grade Income Fund.......       9/8/92                8.92%             4.23%             5.27%
AIT Select Strategic Growth Fund..............      2/20/98              -37.91%              N/A            -12.40%
AIT Select Strategic Income Fund..............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund.............      2/20/98               28.57%              N/A              6.41%
AIM V.I. Aggressive Growth Fund...............         N/A*                 N/A               N/A               N/A
AIM V.I. Blue Chip Fund.......................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund...........................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..........         N/A*                 N/A               N/A               N/A
Alliance Premier Growth Portfolio.............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index................         N/A*                 N/A               N/A               N/A
Deutsche VIT Small Cap Index..................         N/A*                 N/A               N/A               N/A
Eaton Vance VT Floating-Rate Fund.............         N/A*                 N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.........................................         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio..........       5/1/95                6.90%            11.93%            13.91%
Fidelity VIP Growth Portfolio.................       5/1/95              -12.23%            17.65%            19.79%
Fidelity VIP High Income Portfolio............       5/1/95              -23.56%             0.07%             1.70%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.........................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth & Income Portfolio....         N/A*                 N/A               N/A               N/A
Fidelity VIP III Mid Cap Portfolio............         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund................         N/A*                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO VIF Dynamics Fund.....................         N/A*                 N/A               N/A               N/A
INVESCO VIF Health Sciences Fund..............         N/A*                 N/A               N/A               N/A
Janus Aspen Aggressive Growth Portfolio.......         N/A*                 N/A               N/A               N/A
Janus Aspen Growth Portfolio..................         N/A*                 N/A               N/A               N/A
Janus Aspen Growth and Income Portfolio.......         N/A*                 N/A               N/A               N/A
Janus Aspen International Growth Portfolio....         N/A*                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio....................         N/A*                 N/A               N/A               N/A
Pioneer Real Estate Growth VCT Portfolio......         N/A*                 N/A               N/A               N/A
Scudder Technology Growth Portfolio...........         N/A*                 N/A               N/A               N/A
SVS Dreman Financial Services Portfolio.......         N/A*                 N/A               N/A               N/A
T. Rowe Price International Stock Portfolio...       5/1/95              -18.99%             6.93%             7.26%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                    10 YEARS OR SINCE
                                                                   FOR YEAR                           INCEPTION OF
                                              UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                              INCEPTION DATE       12/31/00           5 YEARS            IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Equity Index Fund.......................      9/28/90               -15.55%            15.90%             15.23%
AIT Money Market Fund.......................      4/29/85                -1.33%             3.44%              3.44%
AIT Select Aggressive Growth Fund...........      8/21/92               -30.25%             7.99%             12.29%
AIT Select Capital Appreciation Fund........      4/28/95                -1.03%            11.53%             16.75%
AIT Select Emerging Markets Fund............      2/20/98               -41.81%              N/A              -9.66%
AIT Select Growth Fund......................      8/21/92               -24.02%            16.56%             13.30%
AIT Select Growth and Income Fund...........      8/21/92               -17.52%            10.56%             10.48%
AIT Select International Equity Fund........       5/2/94               -15.77%            10.01%              9.51%
AIT Select Investment Grade Income Fund.....      4/29/85                 2.34%             3.45%              4.36%
AIT Select Strategic Growth Fund............      2/20/98               -41.63%              N/A             -13.88%
AIT Select Strategic Income Fund............       7/3/00                  N/A               N/A              -1.86%
AIT Select Value Opportunity Fund...........      4/30/93                21.97%            13.91%             12.26%
AIM V.I. Aggressive Growth Fund.............       5/1/98                -4.76%              N/A              12.17%
AIM V.I. Blue Chip Fund.....................     12/30/99               -14.78%              N/A             -14.67%
AIM V.I. Value Fund.........................       5/5/93               -20.74%            13.90%             15.60%
Alliance Growth and Income Portfolio*.......      1/14/91                 5.51%            17.34%             13.19%
Alliance Premier Growth Portfolio*..........      6/26/92               -22.75%            19.51%             17.98%
Deutsche VIT EAFE Equity Index..............      8/26/97               -22.64%              N/A               2.91%
Deutsche VIT Small Cap Index................      8/25/97               -10.77%              N/A               2.38%
Eaton Vance VT Floating-Rate Fund...........          N/A                  N/A               N/A                N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio........      10/9/86                 0.41%            11.37%             15.72%
Fidelity VIP Growth Portfolio...............      10/9/86               -17.62%            17.19%             18.29%
Fidelity VIP High Income Portfolio..........      9/19/85               -28.23%            -0.67%              8.22%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................       1/3/95               -13.32%            15.83%             19.31%
Fidelity VIP III Growth & Income
 Portfolio..................................     12/31/96               -10.53%              N/A              12.97%
Fidelity VIP III Mid Cap Portfolio..........     12/28/98                25.33%              N/A              38.29%
FT VIP Franklin Small Cap Fund*.............      11/1/95               -21.05%            17.93%             17.53%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                -1.04%              N/A               8.69%
INVESCO VIF Dynamics Fund...................      8/25/97               -10.46%              N/A              17.35%
INVESCO VIF Health Sciences Fund............      5/22/97                22.22%              N/A              21.15%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -36.67%            17.90%             17.89%
Janus Aspen Growth Portfolio*...............      9/13/93               -20.87%            17.11%             15.63%
Janus Aspen Growth and Income Portfolio*....       5/1/98               -20.45%              N/A              20.75%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -22.17%            21.13%             18.04%
Pioneer Fund VCT Portfolio*.................     10/31/97                -6.50%              N/A              11.76%
Pioneer Real Estate Growth VCT Portfolio*...       3/1/95                20.55%             8.11%              9.61%
Scudder Technology Growth Portfolio.........       5/3/99               -27.20%              N/A              16.78%
SVS Dreman Financial Services Portfolio.....       5/4/98                18.75%              N/A               2.59%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94               -23.88%             6.35%              6.42%


*These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjust to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                    10 YEARS OR SINCE
                                                                   FOR YEAR                           INCEPTION OF
                                              UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                              INCEPTION DATE       12/31/00           5 YEARS            IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Equity Index Fund.......................      9/28/90               -10.30%            16.23%             15.23%
AIT Money Market Fund.......................      4/29/85                 4.91%             4.11%              3.60%
AIT Select Aggressive Growth Fund...........      8/21/92               -25.60%             8.70%             12.52%
AIT Select Capital Appreciation Fund........      4/28/95                 5.31%            12.07%             17.05%
AIT Select Emerging Markets Fund............      2/20/98               -38.10%              N/A              -8.12%
AIT Select Growth Fund......................      8/21/92               -18.95%            17.12%             13.56%
AIT Select Growth and Income Fund...........      8/21/92               -12.05%            11.24%             10.78%
AIT Select International Equity Fund........       5/2/94               -10.25%            10.69%              9.88%
AIT Select Investment Grade Income Fund.....      4/29/85                 8.92%             4.23%              4.63%
AIT Select Strategic Growth Fund............      2/20/98               -37.91%              N/A             -12.40%
AIT Select Strategic Income Fund............       7/3/00                  N/A               N/A               4.25%
AIT Select Value Opportunity Fund...........      4/30/93                28.57%            14.29%             12.28%
AIM V.I. Aggressive Growth Fund.............       5/1/98                 1.16%              N/A              13.70%
AIM V.I. Blue Chip Fund.....................     12/30/99                -9.48%              N/A              -9.40%
AIM V.I. Value Fund.........................       5/5/93               -15.82%            14.25%             15.60%
Alliance Growth and Income Portfolio*.......      1/14/91                12.02%            17.66%             13.20%
Alliance Premier Growth Portfolio*..........      6/26/92               -17.95%            19.81%             17.98%
Deutsche VIT EAFE Equity Index..............      8/26/97               -17.82%              N/A               4.02%
Deutsche VIT Small Cap Index................      8/25/97                -5.22%              N/A               3.50%
Eaton Vance VT Floating-Rate Fund...........          N/A                  N/A               N/A                N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio........      10/9/86                 6.90%            11.93%             15.82%
Fidelity VIP Growth Portfolio...............      10/9/86               -12.23%            17.65%             18.38%
Fidelity VIP High Income Portfolio..........      9/19/85               -23.56%             0.07%              8.33%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................       1/3/95                -7.93%            16.16%             19.52%
Fidelity VIP III Growth & Income
 Portfolio..................................     12/31/96                -4.97%              N/A              13.49%
Fidelity VIP III Mid Cap Portfolio..........     12/28/98                31.84%              N/A              40.08%
FT VIP Franklin Small Cap Fund*.............      11/1/95               -16.14%            18.24%             17.73%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 5.11%              N/A               9.25%
INVESCO VIF Dynamics Fund...................      8/25/97                -4.89%              N/A              18.17%
INVESCO VIF Health Sciences Fund............      5/22/97                28.73%              N/A              21.82%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -32.73%            18.21%             17.90%
Janus Aspen Growth Portfolio*...............      9/13/93               -15.95%            17.43%             15.63%
Janus Aspen Growth and Income Portfolio*....       5/1/98               -15.51%              N/A              22.11%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -17.33%            21.42%             18.22%
Pioneer Fund VCT Portfolio*.................     10/31/97                -0.69%              N/A              12.99%
Pioneer Real Estate Growth VCT Portfolio*...       3/1/95                27.05%             8.55%              9.84%
Scudder Technology Growth Portfolio.........       5/3/99               -22.67%              N/A              20.00%
SVS Dreman Financial Services Portfolio.....       5/4/98                25.25%              N/A               4.72%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94               -18.99%             6.93%              6.64%


* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjust to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
   1       $54,000.00      $ 5,400.00         6.5%     $3,159.00
   2        58,320.00        8,320.00         6.0%      3,000.00
   3        62,985.60       12,985.60         5.0%      2,500.00
   4        68,024.45       18,024.45         4.0%      2,000.00
   5        73,466.40       23,466.40         3.0%      1,500.00
   6        79,343.72       29,343.72         2.0%      1,000.00
   7        85,691.21       35,691.21         1.0%        500.00
   8        92,546.51       42,546.51         0.0%          0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
   1       $54,000.00   $     0.00      $ 5,400.00         6.5%      $  0.00
   2        58,320.00         0.00        8,320.00         6.0%         0.00
   3        62,985.60         0.00       12,985.60         5.0%         0.00
   4        68,024.45    30,000.00       18,024.45         4.0%       479.02
   5        41,066.40    10,000.00        4,106.64         3.0%       176.80
   6        33,551.72     5,000.00        3,355.17         2.0%        32.90
   7        30,835.85    10,000.00        3,083.59         1.0%        69.16
   8        22,502.72    15,000.00        2,250.27         0.0%         0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.0093) TO THE POWER OF 7 - 1

                               =  .06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06694 X $62,985.60

                               =  $4,216.26

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25)

                               =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.01887) TO THE POWER OF 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

    The market value factor    =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

                        HYPOTHETICAL                 HYPOTHETICAL
      CONTRACT          ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
        YEAR               VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
---------------------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
          1              $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
          2               53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
          3                3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
          4                3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
          5                3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
          6                4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
          7                4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
          8                5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
          9                5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
         10                  691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
CONTRACT       ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX F
           DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT

1. The Guarantee Period Accounts are not available under Allmerica Select Resource I.

2. The waiver of surrender charge offered in Allmerica Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Allmerica Select Resource I. "NOTE: THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW YORK OR NEW JERSEY UNDER EITHER ALLMERICA SELECT RESOURCE I OR ALLMERICA SELECT RESOURCE II."

3. The Withdrawal Without Surrender Charge privilege under Allmerica Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

4. The death benefit under Allmerica Select Resource I is the greatest of: 1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

5. Any payment to the Fixed Account offered under Allmerica Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Allmerica Select Resource I in Oregon. The Fixed Account offered under Allmerica Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Allmerica Select Resource II)

6. The $30 Contract fee under Allmerica Select Resource I is not waived under any circumstances.

7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying
    (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Allmerica Select Resource I contract rather than the examples on pages 11 through 14 of this prospectus:



1(A) WITH SURRENDER CHARGE                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------                                                        ------  -------  -------  --------
AIT Equity Index Fund...........................................................   $77    $101     $124       $211
AIT Money Market Fund...........................................................   $77    $102     $125       $214
AIT Select Aggressive Growth Fund...............................................   $82    $116     $149       $263
AIT Select Capital Appreciation Fund............................................   $83    $120     $155       $274
AIT Select Emerging Markets Fund................................................   $92    $148     $201       $364
AIT Select Growth Fund..........................................................   $82    $116     $148       $261
AIT Select Growth and Income Fund...............................................   $81    $113     $144       $252
AIT Select International Equity Fund............................................   $83    $121     $157       $279
AIT Select Investment Grade Income Fund.........................................   $78    $106     $132       $227
AIT Select Strategic Growth Fund................................................   $85    $126     $165       $294
AIT Select Strategic Income Fund................................................   $84    $122     $159       $282
AIT Select Value Opportunity Fund...............................................   $83    $120     $155       $274
AIM V.I. Aggressive Growth Fund.................................................   $86    $129     $171       $305
AIM V.I. Blue Chip Fund.........................................................   $87    $133     $178       $319
AIM V.I. Value Fund.............................................................   $82    $117     $150       $264
Alliance Growth and Income Portfolio............................................   $83    $120     $155       $275
Alliance Premier Growth Portfolio...............................................   $86    $130     $173       $309
Deutsche VIT EAFE Equity Index..................................................   $80    $111     $140       $244
Deutsche VIT Small Cap Index....................................................   $78    $105     $130       $223
Eaton Vance VT Floating Rate-Income Fund........................................   $85    $127     $167       $297
Eaton Vance VT Worldwide Health Science Fund....................................   $87    $132     $176       $316
Fidelity VIP Equity-Income Portfolio............................................   $79    $108     $135       $235
Fidelity VIP Growth Portfolio...................................................   $80    $111     $140       $244
Fidelity VIP High Income Portfolio..............................................   $80    $112     $142       $247
Fidelity VIP II Contrafund-Registered Trademark- Portfolio......................   $80    $111     $141       $245
Fidelity VIP III Growth & Income Portfolio......................................   $79    $109     $136       $237
Fidelity VIP III Mid Cap Portfolio..............................................   $81    $114     $145       $253
FT VIP Franklin Small Cap Fund..................................................   $84    $123     $161       $286
FT VIP Mutual Shares Securities Fund............................................   $84    $123     $160       $285
INVESCO VIF Dynamics Fund.......................................................   $84    $124     $162       $289
INVESCO VIF Health Sciences Fund................................................   $84    $124     $161       $287
Janus Aspen Aggressive Growth Portfolio.........................................   $83    $119     $154       $272
Janus Aspen Growth Portfolio....................................................   $83    $119     $154       $272
Janus Aspen Growth and Income Portfolio.........................................   $85    $125     $163       $290
Janus Aspen International Growth Portfolio......................................   $83    $120     $156       $276
Pioneer Fund VCT Portfolio......................................................   $80    $112     $142       $248
Pioneer Real Estate Growth VCT Portfolio........................................   $87    $132     $175       $314
SVS Dreman Financial Services Portfolio.........................................   $82    $118     $153       $270
Scudder Technology Growth Portfolio.............................................   $82    $116     $149       $262
T. Rowe Price International Stock Portfolio.....................................   $84    $123     $160       $285

1(B) WITH SURRENDER CHARGE AND WITH ELECTION OF A MINIMUM GUARANTEED ANNUITY
PAYOUT RIDER(1) WITH A TEN-YEAR WAITING PERIOD                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------                                    ------  -------  -------  --------
AIT Equity Index Fund...........................................................   $79    $109     $136       $237
AIT Money Market Fund...........................................................   $80    $110     $138       $240
AIT Select Aggressive Growth Fund...............................................   $84    $124     $162       $288
AIT Select Capital Appreciation Fund............................................   $85    $127     $167       $298
AIT Select Emerging Markets Fund................................................   $95    $155     $213       $386
AIT Select Growth Fund..........................................................   $84    $123     $161       $286
AIT Select Growth and Income Fund...............................................   $83    $121     $157       $278
AIT Select International Equity Fund............................................   $86    $129     $170       $303
AIT Select Investment Grade Income Fund.........................................   $81    $114     $145       $253
AIT Select Strategic Growth Fund................................................   $87    $133     $178       $319
AIT Select Strategic Income Fund................................................   $86    $129     $171       $306
AIT Select Value Opportunity Fund...............................................   $85    $127     $167       $298
AIM V.I. Aggressive Growth Fund.................................................   $89    $137     $183       $329
AIM V.I. Blue Chip Fund.........................................................   $90    $141     $190       $342
AIM V.I. Value Fund.............................................................   $84    $124     $162       $289
Alliance Growth and Income Portfolio............................................   $85    $127     $168       $299
Alliance Premier Growth Portfolio...............................................   $89    $138     $185       $333
Deutsche VIT EAFE Equity Index..................................................   $82    $118     $153       $270
Deutsche VIT Small Cap Index....................................................   $80    $112     $143       $249
Eaton Vance VT Floating Rate-Income Fund........................................   $88    $134     $179       $321
Eaton Vance VT Worldwide Health Science Fund....................................   $90    $140     $188       $339
Fidelity VIP Equity-Income Portfolio............................................   $82    $116     $148       $261
Fidelity VIP Growth Portfolio...................................................   $82    $118     $153       $270
Fidelity VIP High Income Portfolio..............................................   $83    $119     $154       $273
Fidelity VIP II Contrafund-Registered Trademark- Portfolio......................   $83    $119     $153       $271
Fidelity VIP III Growth & Income Portfolio......................................   $82    $116     $149       $263
Fidelity VIP III Mid Cap Portfolio..............................................   $83    $121     $157       $279
FT VIP Franklin Small Cap Fund..................................................   $87    $131     $173       $310
FT VIP Mutual Shares Securities Fund............................................   $86    $130     $173       $309
INVESCO VIF Dynamics Fund.......................................................   $87    $132     $175       $313
INVESCO VIF Health Sciences Fund................................................   $87    $131     $174       $311
Janus Aspen Aggressive Growth Portfolio.........................................   $85    $127     $166       $296
Janus Aspen Growth Portfolio....................................................   $85    $127     $166       $296
Janus Aspen Growth and Income Portfolio.........................................   $87    $132     $176       $315
Janus Aspen International Growth Portfolio......................................   $86    $128     $168       $300
Pioneer Fund VCT Portfolio......................................................   $83    $120     $155       $274
Pioneer Real Estate Growth VCT Portfolio........................................   $89    $139     $187       $337
SVS Dreman Financial Services Portfolio.........................................   $85    $126     $165       $294
Scudder Technology Growth Portfolio.............................................   $84    $124     $161       $287
T. Rowe Price International Stock Portfolio.....................................   $86    $130     $173       $309

2(A) WITHOUT SURRENDER CHARGE                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------                                                     ------  -------  -------  --------
AIT Equity Index Fund...........................................................   $18     $56      $97       $211
AIT Money Market Fund...........................................................   $18     $57      $99       $214
AIT Select Aggressive Growth Fund...............................................   $23     $72     $123       $263
AIT Select Capital Appreciation Fund............................................   $24     $75     $128       $274
AIT Select Emerging Markets Fund................................................   $34    $103     $175       $364
AIT Select Growth Fund..........................................................   $23     $71     $122       $261
AIT Select Growth and Income Fund...............................................   $22     $69     $117       $252
AIT Select International Equity Fund............................................   $25     $76     $131       $279
AIT Select Investment Grade Income Fund.........................................   $20     $61     $105       $227
AIT Select Strategic Growth Fund................................................   $26     $81     $139       $294
AIT Select Strategic Income Fund................................................   $25     $77     $132       $282
AIT Select Value Opportunity Fund...............................................   $24     $75     $128       $274
AIM V.I. Aggressive Growth Fund.................................................   $28     $84     $144       $305
AIM V.I. Blue Chip Fund.........................................................   $29     $89     $151       $319
AIM V.I. Value Fund.............................................................   $23     $72     $123       $264
Alliance Growth and Income Portfolio............................................   $24     $75     $129       $275
Alliance Premier Growth Portfolio...............................................   $28     $86     $146       $309
Deutsche VIT EAFE Equity Index..................................................   $21     $66     $113       $244
Deutsche VIT Small Cap Index....................................................   $19     $60     $103       $223
Eaton Vance VT Floating Rate-Income Fund........................................   $27     $82     $140       $297
Eaton Vance VT Worldwide Health Science Fund....................................   $29     $88     $149       $316
Fidelity VIP Equity-Income Portfolio............................................   $21     $63     $109       $235
Fidelity VIP Growth Portfolio...................................................   $21     $66     $113       $244
Fidelity VIP High Income Portfolio..............................................   $22     $67     $115       $247
Fidelity VIP II Contrafund-Registered Trademark- Portfolio......................   $22     $66     $114       $245
Fidelity VIP III Growth & Income Portfolio......................................   $21     $64     $110       $237
Fidelity VIP III Mid Cap Portfolio..............................................   $22     $69     $118       $253
FT VIP Franklin Small Cap Fund..................................................   $26     $78     $134       $286
FT VIP Mutual Shares Securities Fund............................................   $25     $78     $134       $285
INVESCO VIF Dynamics Fund.......................................................   $26     $79     $136       $289
INVESCO VIF Health Sciences Fund................................................   $26     $79     $135       $287
Janus Aspen Aggressive Growth Portfolio.........................................   $24     $74     $127       $272
Janus Aspen Growth Portfolio....................................................   $24     $74     $127       $272
Janus Aspen Growth and Income Portfolio.........................................   $26     $80     $137       $290
Janus Aspen International Growth Portfolio......................................   $25     $75     $129       $276
Pioneer Fund VCT Portfolio......................................................   $22     $67     $115       $248
Pioneer Real Estate Growth VCT Portfolio........................................   $28     $87     $148       $314
SVS Dreman Financial Services Portfolio.........................................   $24     $74     $126       $270
Scudder Technology Growth Portfolio.............................................   $23     $71     $122       $262
T. Rowe Price International Stock Portfolio.....................................   $25     $78     $134       $285

2(B) WITHOUT SURRENDER CHARGE AND WITH ELECTION OF A MINIMUM GUARANTEED ANNUITY
PAYOUT RIDER(1) WITH A TEN-YEAR WAITING PERIOD                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------                                    ------  -------  -------  --------
AIT Equity Index Fund...........................................................   $21     $64     $110       $237
AIT Money Market Fund...........................................................   $21     $65     $111       $240
AIT Select Aggressive Growth Fund...............................................   $26     $79     $135       $288
AIT Select Capital Appreciation Fund............................................   $27     $82     $141       $298
AIT Select Emerging Markets Fund................................................   $36    $110     $186       $386
AIT Select Growth Fund..........................................................   $26     $78     $134       $286
AIT Select Growth and Income Fund...............................................   $25     $76     $130       $278
AIT Select International Equity Fund............................................   $27     $84     $143       $303
AIT Select Investment Grade Income Fund.........................................   $22     $69     $118       $253
AIT Select Strategic Growth Fund................................................   $29     $89     $151       $319
AIT Select Strategic Income Fund................................................   $28     $85     $144       $306
AIT Select Value Opportunity Fund...............................................   $27     $82     $141       $298
AIM V.I. Aggressive Growth Fund.................................................   $30     $92     $156       $329
AIM V.I. Blue Chip Fund.........................................................   $31     $96     $163       $342
AIM V.I. Value Fund.............................................................   $26     $79     $136       $289
Alliance Growth and Income Portfolio............................................   $27     $83     $141       $299
Alliance Premier Growth Portfolio...............................................   $30     $93     $158       $333
Deutsche VIT EAFE Equity Index..................................................   $24     $74     $126       $270
Deutsche VIT Small Cap Index....................................................   $22     $68     $116       $249
Eaton Vance VT Floating Rate-Income Fund........................................   $29     $89     $152       $321
Eaton Vance VT Worldwide Health Science Fund....................................   $31     $95     $162       $339
Fidelity VIP Equity-Income Portfolio............................................   $23     $71     $122       $261
Fidelity VIP Growth Portfolio...................................................   $24     $74     $126       $270
Fidelity VIP High Income Portfolio..............................................   $24     $75     $128       $273
Fidelity VIP II Contrafund-Registered Trademark- Portfolio......................   $24     $74     $127       $271
Fidelity VIP III Growth & Income Portfolio......................................   $23     $72     $123       $263
Fidelity VIP III Mid Cap Portfolio..............................................   $25     $76     $131       $279
FT VIP Franklin Small Cap Fund..................................................   $28     $86     $146       $310
FT VIP Mutual Shares Securities Fund............................................   $28     $86     $146       $309
INVESCO VIF Dynamics Fund.......................................................   $28     $87     $148       $313
INVESCO VIF Health Sciences Fund................................................   $28     $86     $147       $311
Janus Aspen Aggressive Growth Portfolio.........................................   $27     $82     $140       $296
Janus Aspen Growth Portfolio....................................................   $27     $82     $140       $296
Janus Aspen Growth and Income Portfolio.........................................   $29     $87     $149       $315
Janus Aspen International Growth Portfolio......................................   $27     $83     $141       $300
Pioneer Fund VCT Portfolio......................................................   $24     $75     $128       $274
Pioneer Real Estate Growth VCT Portfolio........................................   $31     $95     $161       $337
SVS Dreman Financial Services Portfolio.........................................   $26     $81     $139       $294
Scudder Technology Growth Portfolio.............................................   $26     $79     $135       $287
T. Rowe Price International Stock Portfolio.....................................   $28     $86     $146       $309


(1) If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Contract.

The total contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.060%, and the amount of the contract fee is assumed to be $0.60 in the Examples.

                                   APPENDIX G
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT


                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.937        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    1,156        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIT MONEY MARKET
Unit Value:
  Beginning of Period..........    1.272      1.227      1.179      1.133      1.091      1.045      1.019      1.003      1.000
  End of Period................    1.334      1.272      1.227      1.179      1.133      1.091      1.045      1.019      1.003
Units Outstanding at End of
 Period
 (in thousands)................  134,660    127,048     92,796     65,441     60,691     45,589     31,836     19,802      1,447
AIT SELECT AGGRESSIVE GROWTH
Unit Value:
  Beginning of Period..........    3.606      2.637      2.419      2.066      1.768      1.354      1.405      1.192      1.192
  End of Period................    2.683      3.606      2.637      2.419      2.066      1.768      1.354      1.405      1.192
Units Outstanding at End of
 Period
 (in thousands)................   95,694     85,192     86,699     81,233     64,262     51,006     36,330     17,538      5,123
AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..........    2.321      1.878      1.672      1.484      1.383      1.000        N/A        N/A        N/A
  End of Period................    2.444      2.321      1.878      1.672      1.484      1.383        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................   74,845     62,949     54,789     43,733     24,257       5424        N/A        N/A        N/A
AIT SELECT EMERGING MARKETS
 FUND
Unit Value:
  Beginning of Period..........    1.268      0.776      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.785      1.268      0.776        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................   27,272     14,502      5,209        N/A        N/A        N/A        N/A        N/A        N/A
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..........    3.575      2.793      2.091      1.582      1.315      1.069      1.101      1.104      1.000
  End of Period................    2.897      3.575      2.793      2.091      1.582      1.315      1.069      1.101      1.104
Units Outstanding at End of
 Period
 (in thousands)................  135,289    134,059    120,538     98,533     68,193     53,073     38,752     20,366      5,246
AIT SELECT GROWTH AND INCOME
 FUND
Unit Value:
  Beginning of Period..........    2.676      2.292      1.996      1.652      1.382      1.074      1.082      0.994      1.000
  End of Period................    2.354      2.676      2.292      1.996      1.652      1.382      1.074      1.082      0.994
Units Outstanding at End of
 Period
 (in thousands)................  154,179    140,727    129,119    106,800     77,919     61,942     43,292     20,983     22,339
AIT SELECT INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..........    2.089      1.608      1.400      1.357      1.128      0.956      1.000        N/A        N/A
  End of Period................    1.875      2.089      1.608      1.400      1.357      1.128      0.956        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................  123,129    109,511    103,028     93,170     60,304     35,558     22,183        N/A        N/A

                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT SELECT INVESTMENT GRADE
 FUND
Unit Value:
  Beginning of Period..........    1.340      1.371      1.301      1.208      1.186      1.028      1.095      1.001
  End of Period................    1.459      1.340      1.371      1.301      1.208      1.186      1.028      1.095      1.001
Units Outstanding at End of
 Period
 (in thousands)................  114,184    110,437    102,171     72,394     58,751     46,845     32,823     18,320      5,372
AIT SELECT STRATEGIC GROWTH
 FUND
Unit Value:
  Beginning of Period..........    1.103      0.964      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.685      1.103      0.964        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................   36,127     17,712      8,709        N/A        N/A        N/A        N/A        N/A        N/A
AIT SELECT STRATEGIC INCOME
 FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.042        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................      716        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY
 FUND
Unit Value:
  Beginning of Period..........    0.929      0.989      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.195      0.929      0.989        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................   78,804     43,839     18,240        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.896        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    2,982        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.915        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    2,625        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. VALUE FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.937        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    2,405        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
ALLIANCE GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.034        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    3,477        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
ALLIANCE PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
    End of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................        0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
DEUTSCHE VIT EAFE EQUITY INDEX
 FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.965        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................      926        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
DEUTSCHE VIT SMALL CAP INDEX
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.984        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................       87        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
EATON VANCE VT FLOATING
 RATE-INCOME FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
EATON VANCE VT WORLDWIDE HEALTH
 SCIENCES FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.957      1.867      1.696      1.342      1.191      1.000        N/A        N/A        N/A
  End of Period................    2.092      1.957      1.867      1.696      1.342      1.191        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................  122,812    114,059     95,537     65,130     31,681      9,213        N/A        N/A        N/A
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    3.171      2.340      1.701      1.397      1.235      1.000        N/A        N/A        N/A
  End of Period................    2.783      3.171      2.340      1.701      1.397      1.235        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................  111,920     90,071     63,055     45,772     24,745      6,677        N/A        N/A        N/A
FIDELITY VIP HIGH INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.439      1.350      1.430      1.233      1.096      1.000        N/A        N/A        N/A
  End of Period................    1.100      1.439      1.350      1.430      1.233      1.096        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................   99,327     87,413     74,986     50,470     23,051      6,714        N/A        N/A        N/A
FIDELITY VIP II
 CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.966        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    4,509        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
FIDELITY VIP III GROWTH AND
 INCOME PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.976        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    1,485        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP III MID CAP
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.046        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    2,914        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
 (CLASS 2)
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.862        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    1,055        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND (CLASS 2)
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.062        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    1,151        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.838        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    1,664        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
INVESCO VIF HEALTH SCIENCES
 FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.031        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    2,059        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN AGGRESSIVE GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.744        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    1,707        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.849        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    3,332        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.914        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    2,409        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN INTERNATIONAL
 GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.875        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    3,263        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
PIONEER REAL ESTATE GROWTH VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.727        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................    4,507        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.107        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................      679        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL
 STOCK PORTFOLIO
Unit Value:
  Beginning of Period..........    1.837      1.398      1.223      1.203      1.065      1.000        N/A        N/A        N/A
  End of Period................    1.488      1.837      1.398      1.223      1.203      1.065        N/A        N/A        N/A
Units Outstanding at End of
 Period
 (in thousands)................   62,055     49,814     41,458     33,977     16,510      4,066        N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT


                                                                                YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------------
                                                         2000       1999       1998       1997       1996       1995       1994
                                                       --------   --------   --------   --------   --------   --------   --------
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    0.000        N/A        N/A        N/A        N/A        N/A        N/A
AIT MONEY MARKET
Unit Value:
  Beginning of Period................................    1.242      1.197      1.151      1.106      1.065      1.020      1.000
  End of Period......................................    1.303      1.242      1.197      1.151      1.106      1.065      1.020
Units Outstanding at End of Period (in thousands)....    8,983     11,367      8,761      6,157      6,060      4,027      2,085
AIT SELECT AGGRESSIVE GROWTH
Unit Value:
  Beginning of Period................................    2.663      1.948      1.786      1.526      1.305      1.044      1.000
  End of Period......................................    1.981      2.663      1.948      1.786      1.526      1.305      1.044
Units Outstanding at End of Period (in thousands)....    7,570      6,606      6,449      5,305      4,013      2,393        756
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period................................    2.321      1.878      1.672      1.484      1.383      1.000        N/A
  End of Period......................................    2.444      2.321      1.878      1.672      1.484      1.383        N/A
Units Outstanding at End of Period (in thousands)....    3,897      3,247      2,662      1,914      1,366        391        N/A
AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period................................    1.268      0.776      1.000        N/A        N/A        N/A        N/A
  End of Period......................................    0.785      1.268      0.776        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    1,885      1,090        582        N/A        N/A        N/A        N/A
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period................................    3.451      2.697      2.019      1.527      1.269      1.032      1.000
  End of Period......................................    2.797      3.451      2.697      2.019      1.527      1.269      1.032
Units Outstanding at End of Period (in thousands)....    8,583      8,012      6,841      5,168      3,534      2,177        756
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period................................    2.565      2.197      1.913      1.584      1.324      1.030      1.000
  End of Period......................................    2.256      2.565      2.197      1.913      1.584      1.324      1.030
Units Outstanding at End of Period (in thousands)....   12,204     11,775      9,924      7,897      5,670      3,673      1,724
AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period................................    2.088      1.608      1.400      1.356      1.128      0.956      1.000
  End of Period......................................    1.874      2.088      1.608      1.400      1.356      1.128      0.956
Units Outstanding at End of Period (in thousands)....    7,941      7,072      6,291      5,132      3,481      1,900        695
AIT SELECT INVESTMENT GRADE FUND
Unit Value:
  Beginning of Period................................    1.295      1.325      1.257      1.168      1.146      0.993      1.000
  End of Period......................................    1.411      1.295      1.325      1.257      1.168      1.146      0.993
Units Outstanding at End of Period (in thousands)....    9,694     10,936     11,009      6,061      4,956      4,114      1,916
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period................................    1.103      0.964      0.000        N/A        N/A        N/A        N/A
  End of Period......................................    0.685      1.103      0.964        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    2,387      1,655        694        N/A        N/A        N/A        N/A

                                                                                YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------------
                                                         2000       1999       1998       1997       1996       1995       1994
                                                       --------   --------   --------   --------   --------   --------   --------
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period................................    0.929      0.989      0.000        N/A        N/A        N/A        N/A
  End of Period......................................    1.195      0.929      0.989        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    3,667      2,790      1,367        N/A        N/A        N/A        N/A
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. VALUEFUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
ALLIANCE GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
DEUTSCHE VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
DEUTSCHE VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      N/A        N/A        N/A        N/A        N/A        N/A        N/A
EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                                YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------------
                                                         2000       1999       1998       1997       1996       1995       1994
                                                       --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period................................    1.957      1.867      1.696      1.342      1.191      1.000        N/A
  End of Period......................................    2.092      1.957      1.867      1.696      1.342      1.191        N/A
Units Outstanding at End of Period (in thousands)....    7,674      8,173      5,779      3,421      1,802        429        N/A
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................    3.171      2.340      1.701      1.397      1.235      1.000        N/A
  End of Period......................................    2.783      3.171      2.340      1.701      1.397      1.235        N/A
Units Outstanding at End of Period (in thousands)....    7,199      5,957      3,567      2,198      1,326        262        N/A
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period................................    1.439      1.350      1.430      1.233      1.096      1.000        N/A
  End of Period......................................    1.100      1.439      1.350      1.430      1.233      1.096        N/A
Units Outstanding at End of Period (in thousands)....    6,245      6,325      5,261      2,753      1,298        273        N/A
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
FIDELITY VIP III GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND (CLASS 2)
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A

                                                                                YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------------
                                                         2000       1999       1998       1997       1996       1995       1994
                                                       --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      N/A        N/A        N/A        N/A        N/A        N/A        N/A
PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      N/A        N/A        N/A        N/A        N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....        0        N/A        N/A        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period................................    1.837      1.397      1.223      1.203      1.065      1.000        N/A
  End of Period......................................    1.488      1.837      1.397      1.223      1.203      1.065        N/A
Units Outstanding at End of Period (in thousands)....    3,648      3,324      2,591      1,693      1,170        265        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT RESOURCE I AND II PROSPECTUS FOR ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.



                                DATED MAY 1, 2001

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..............3

SERVICES....................................................................3

UNDERWRITERS................................................................3

ANNUITY BENEFIT PAYMENTS....................................................4

EXCHANGE OFFER..............................................................5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM.................7

PERFORMANCE INFORMATION.....................................................8

FINANCIAL STATEMENTS........................................................F-1

                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") established by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, the Company and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Currently, 40 Sub-Accounts of the Variable Account are available under the Allmerica Select Resource contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Pioneer Variable Contract Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

The AIT, AVIF, Alliance, EVVT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, Pioneer VCT, SVS, and T. Rowe Price are open-end, diversified management investment companies. Twelve different funds of the Trust are available under the Contract: the AIT Equity Index Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, and Select Value Opportunity Fund. Certain of these Funds may not be available in all states. Three funds of AVIF are available under the
Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund, and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the
Contract: the Alliance Growth and Income Portfolio (Class B) and the Alliance Premier Growth Portfolio. Two portfolios of Eaton Vance VT are available under the Contract: the Eaton Vance VT Floating Rate-Income Fund and Eaton Vance VT Worldwide Health Sciences Fund. Four portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio. Two FT VIP funds are available under the
Contract: the Franklin Small Cap Fund and the Mutual Shares Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund. Four Janus Aspen portfolios are available under the Contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio, and the Janus Aspen International Growth Portfolio. Two portfolios are available under the
Contract: Pioneer Fund VCT Portfolio and Pioneer Real Estate Growth VCT Portfolio. Two SVS portfolios are available under the Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly owned subsidiary of First Allmerica and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1998, 1999, and 2000 were $2,436,973, $2,589,970 and $2,060,997.53.


No commissions were retained by Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1998, 1999, and 2000.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period.............................$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period.................................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses........................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by ( 2)........0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)..............................0.000039

(6)  Net Investment Rate (4)  - (5).....................................................0.000296

(7)  Net Investment Factor 1.000000 + (6)...............................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)...............................$1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by AFLIAC on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Exchanged Contract and, in the case of a Single Payment Exchanged Contract, applies the charge for a greater number of years. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract.

Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, AFLIAC. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -   must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -   will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund or an underlying Sub-Account has been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)     =    ERV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years

                ERV   =    the ending redeemable value of the $1,000 payment at
                           the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

      YEARS FROM DATE OF PAYMENT TO         CHARGE AS PERCENTAGE OF NEW
          DATE OF WITHDRAWAL                PURCHASE PAYMENTS WITHDRAWN
          ------------------                ---------------------------
                0 - 1                                   6.5%
                  2                                     6.0%
                  3                                     5.0%
                  4                                     4.0%
                  5                                     3.0%
                  6                                     2.0%
                  7                                     1.0%
             More than 7                                0.0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)     =    EV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years

                 EV   =    the ending value of the $1,000 payment at the end of
                           the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2000:


                  Yield                              5.02%
                  Effective Yield                    5.15%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:


                                                     (365/7)
         Effective Yield = [ (base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Allmerica Select Separate Account.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999      1998
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $  2.2  $  954.5  $1,969.5
     Universal life and investment product
       policy fees..............................   421.1     359.3     296.6
     Net investment income......................   367.8     503.1     593.9
     Net realized investment (losses) gains.....   (62.4)    100.3      60.9
     Other income...............................   104.7     107.3     100.0
                                                  ------  --------  --------
         Total revenues.........................   833.4   2,024.5   3,020.9
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   326.4   1,056.3   1,803.0
     Policy acquisition expenses................    81.8     240.9     449.6
     Sales practice litigation..................    --       --         31.0
     Restructuring costs........................    11.0     --          9.0
     Other operating expenses...................   271.5     346.3     419.7
                                                  ------  --------  --------
         Total benefits, losses and expenses....   690.7   1,643.5   2,712.3
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................   142.7     381.0     308.6
                                                  ------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (33.8)     88.7      74.6
     Deferred...................................    50.1       4.3     (15.4)
                                                  ------  --------  --------
         Total federal income tax expense.......    16.3      93.0      59.2
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................   126.4     288.0     249.4
     Minority interest..........................    --       (39.9)    (55.0)
                                                  ------  --------  --------
 Income from continuing operations..............   126.4     248.1     194.4
 Losses from operations of discontinued business
  (less applicable income taxes (benefit) of
  $(10.1) and $(7.0) for the years ended
  December 31, 1999 and 1998 respectively)          --       (17.2)    (13.5)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)           --       (30.5)    --
                                                  ------  --------  --------
 Net income.....................................  $126.4  $  200.4  $  180.9
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $4,366.3 and $3,721.6)............................  $ 4,338.2  $ 3,660.7
     Equity securities at fair value (cost of $44.1 and
       $27.9)............................................       57.1       51.4
     Mortgage loans......................................      472.7      521.2
     Policy loans........................................      189.6      170.5
     Real estate and other long-term investments.........      190.5      177.0
                                                           ---------  ---------
         Total investments...............................    5,248.1    4,580.8
                                                           ---------  ---------
   Cash and cash equivalents.............................      123.0      279.3
   Accrued investment income.............................       81.1       73.3
   Deferred policy acquisition costs.....................    1,413.3    1,219.5
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      466.6      480.3
   Deferred federal income taxes.........................     --           18.1
   Premiums, accounts and notes receivable...............       26.9       81.0
   Other assets..........................................      251.8      199.6
   Closed Block assets...................................      768.0      772.3
   Separate account assets...............................   17,437.4   17,629.6
                                                           ---------  ---------
         Total assets....................................  $25,816.2  $25,333.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,907.2  $ 2,825.0
     Outstanding claims, losses and loss adjustment
       expenses..........................................      151.6      218.8
     Unearned premiums...................................        5.5        6.6
     Contractholder deposit funds and other policy
       liabilities.......................................    2,061.2    2,025.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,125.5    5,075.9
                                                           ---------  ---------
   Expenses and taxes payable............................      423.5      512.0
   Reinsurance premiums payable..........................       11.5       17.9
   Deferred federal income taxes.........................       28.1     --
   Trust instruments supported by funding obligations....      621.5       50.6
   Closed Block liabilities..............................      829.7      842.1
   Separate account liabilities..........................   17,437.4   17,628.9
                                                           ---------  ---------
         Total liabilities...............................   24,477.2   24,127.4
                                                           ---------  ---------
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      569.0
   Accumulated other comprehensive (loss) income.........       (8.7)     (14.9)
   Retained earnings.....................................      773.7      647.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,339.0    1,206.4
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,816.2  $25,333.8
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2000      1999       1998
 -------------                                    --------  ---------  --------
 COMMON STOCK...................................  $    5.0  $     5.0  $    5.0
                                                  --------  ---------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0      444.0     453.7
     Capital contribution from parent...........     --         125.0     --
     Loss on change of interest-Allmerica P&C...     --        --          (9.7)
                                                  --------  ---------  --------
     Balance at end of period...................     569.0      569.0     444.0
                                                  --------  ---------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     (14.9)     169.2     209.3
     Appreciation (depreciation) during the
       period:
       Net appreciation (depreciation) on
         available-for-sale securities..........       9.6     (298.2)    (82.4)
       (Provision) benefit for deferred federal
         income taxes...........................      (3.4)     105.0      28.9
       Minority interest........................     --          31.8      13.4
     Distribution of subsidiaries (Note 3)......     --         (22.7)    --
                                                  --------  ---------  --------
                                                       6.2     (184.1)    (40.1)
                                                  --------  ---------  --------
     Balance at end of period...................      (8.7)     (14.9)    169.2
                                                  --------  ---------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............     647.3    1,698.3   1,567.4
     Net income.................................     126.4      200.4     180.9
     Dividend to shareholder....................     --        --         (50.0)
     Distribution of subsidiaries (Note 3)......     --      (1,251.4)    --
                                                  --------  ---------  --------
     Balance at end of period...................     773.7      647.3   1,698.3
                                                  --------  ---------  --------
         Total shareholder's equity.............  $1,339.0  $ 1,206.4  $2,316.5
                                                  ========  =========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999     1998
 -------------                                 ------  -------  ------
 Net income..................................  $126.4  $ 200.4  $180.9
                                               ------  -------  ------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........     9.6   (298.2)  (82.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (3.4)   105.0    28.9
     Minority interest.......................    --       31.8    13.4
     Distribution of subsidiaries (Note 3)...    --      (22.7)   --
                                               ------  -------  ------
       Other comprehensive income (loss).....     6.2   (184.1)  (40.1)
                                               ------  -------  ------
 Comprehensive income........................  $132.6  $  16.3  $140.8
                                               ======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2000       1999       1998
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   126.4  $   200.4  $   180.9
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................     --           39.9       55.0
         Net realized losses (gains).........       67.8     (100.9)     (62.7)
         Net amortization and depreciation...       18.2       31.5       20.7
         Deferred federal income taxes.......       50.1       20.7      (15.4)
         Sales practice litigation expense...     --         --           31.0
         Loss from exiting reinsurance
           pools.............................     --         --           25.3
         Payment related to exiting
           reinsurance pools.................     --         --          (30.3)
         Loss from disposal of group life and
           health business...................     --           30.5     --
         Change in deferred acquisition
           costs.............................     (213.0)    (181.6)    (185.8)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................       47.7      (41.8)      56.7
         Change in accrued investment
           income............................       (7.8)       8.3        0.8
         Change in policy liabilities and
           accruals, net.....................      (20.9)     (15.6)     168.1
         Change in reinsurance receivable....       13.7      (46.3)    (115.4)
         Change in expenses and taxes
           payable...........................      (96.3)      79.4       (3.3)
         Separate account activity, net......        0.7        5.5      (48.5)
         Other, net..........................        5.0       18.5      (63.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               operating activities..........       (8.4)      48.5       13.3
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    1,694.9    2,801.0    1,715.2
         Proceeds from disposals of equity
           securities........................        4.1      422.9      285.3
         Proceeds from disposals of other
           investments.......................       28.9       30.3      120.8
         Proceeds from mortgages matured or
           collected.........................      119.2      131.2      171.2
         Purchase of available-for-sale fixed
           maturities........................   (2,417.9)  (2,227.3)  (2,374.5)
         Purchase of equity securities.......      (16.2)     (78.9)    (119.9)
         Purchase of other investments.......     (128.0)    (140.6)    (274.4)
         Capital expenditures................      (13.2)     (29.2)     (22.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         --         (195.9)
         Purchase of company owned life
           insurance.........................      (64.9)    --         --
         Distribution of subsidiaries........     --         (202.2)    --
         Other investing activities, net.....     --         --           26.7
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........     (793.1)     707.2     (667.8)
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......      990.3    1,514.6    1,419.2
         Withdrawals from contractholder
           deposit funds.....................     (936.7)  (2,037.5)    (625.0)
         Change in trust instruments
           supported by funding
           obligations.......................      570.9       50.6     --
         Change in short-term debt...........     --         (180.9)     188.3
         Change in long-term debt............     --         --           (2.6)
         Dividend paid to shareholder........     --         --          (50.0)
         Contribution from parent............     --           36.0     --
         Subsidiary treasury stock purchased,
           at cost...........................     --         (350.0)      (1.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               financing activities..........      624.5     (967.2)     928.9
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (177.0)    (211.5)     274.4
 Net change in cash held in the Closed
  Block......................................       20.7      (13.2)      15.7
 Cash and cash equivalents, beginning of
  period.....................................      279.3      504.0      213.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   123.0  $   279.3  $   504.0
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     1.9  $     3.1  $     7.3
     Income taxes (refunded) paid............  $   (12.3) $    24.0  $   135.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in
Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 2000 and 1999 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000, there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with trust obligations backed by funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

investment gains and losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2 1/2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the AICPA issued Statement of Position 97-3, ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS ("SoP
No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement became effective for fiscal years beginning after December 15, 1998. The adoption of SoP No. 97-3 did not have a material effect on the results of operations or financial position of the Company.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTION'S ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver and received consideration of approximately $22 million, based on renewal rights for existing policies. Additional consideration may be received in 2001, based on premium in force as of March 2001. However, the Company retained policy liabilities estimated at $153.0 million at December 31, 2000 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2000 and 1999, the discontinued segment had assets of approximately $487.1 million and $531.5 million, respectively, consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $449.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

million and $482.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $199.7 million, $361.5 million and $398.5 million for the years ended December 31, 2000, 1999 and 1998, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................   140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income tax benefit of $10.4 million and $7.0
 million for the years ended December 31, 1999 and 1998
 respectively)..............................................   (17.2)  (13.5)
(Loss) on disposal of group life and health business,
 including provision of $72.2 million for operating losses
 during phase-out period for the year ended December 31,
 1999 (less applicable income tax benefit of $16.4
 million)...................................................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported as part of the discontinued operations of the Company.

In 1999 and 1998 Allmerica P&C redeemed 8,662.7 and 3,289.5 respectively, of its issued and outstanding common stock owned by AFC for $350.0 million and $125.0 million respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999 and for 1998 were 14.5% and 4.3% respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.3       --           10.7
Foreign governments.....................      43.2        1.5         0.6        44.1
Corporate fixed maturities..............   3,818.9       93.5       138.0     3,774.4
Mortgage-backed securities..............     459.5       14.7         2.1       472.1
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,366.3     $112.6      $140.7    $4,338.2
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $21.2 million and $18.3 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  235.1   $  233.7
Due after one year through five years.......................   2,100.9    2,073.4
Due after five years through ten years......................   1,237.9    1,231.7
Due after ten years.........................................     792.4      799.4
                                                              --------   --------
Total.......................................................  $4,366.3   $4,338.2
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
2000
Net appreciation (depreciation), beginning of year..........   $ (30.4)      $  15.5     $ (14.9)
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      48.9          (3.2)       45.7
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (36.1)       --           (36.1)
(Provision) benefit for deferred federal income taxes.......      (4.5)          1.1        (3.4)
                                                               -------       -------     -------
                                                                   8.3          (2.1)        6.2
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (22.1)      $  13.4     $  (8.7)
                                                               =======       =======     =======

1999
Net appreciation (depreciation), beginning of year..........   $  79.0       $  90.2     $ 169.2
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................    (254.4)       (122.3)     (376.7)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      78.5        --            78.5
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      72.1          64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)        (17.1)      (22.7)
                                                               -------       -------     -------
                                                                (109.4)        (74.7)     (184.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (30.4)      $  15.5     $ (14.9)
                                                               =======       =======     =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
1998
Net appreciation (depreciation), beginning of year..........   $ 122.6       $  86.7     $ 209.3
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (99.3)          4.4       (94.9)
Appreciation (depreciation ) due to Allmerica P&C purchase
 of minority interest of Citizens...........................      10.7          10.7        21.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       6.3        --             6.3
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      38.7         (11.6)       27.1
                                                               -------       -------     -------
                                                                 (43.6)          3.5       (40.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $  79.0       $  90.2     $ 169.2
                                                               =======       =======     =======

(1) Includes net appreciation (depreciation) on other investments of $1.5 million, $(1.1) million, and $0.8 million, in 2000, 1999, and 1998, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $472.7 million and $533.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $4.4 million and $5.8 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $269.5  $301.5
  Industrial / warehouse....................................    82.2    83.6
  Retail....................................................    81.9    92.2
  Residential...............................................    32.5    50.3
  Other.....................................................    11.0    11.8
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $138.7  $133.6
  South Atlantic............................................   128.3   132.2
  East North Central........................................    60.4    62.5
  New England...............................................    53.7    90.8
  West South Central........................................    41.4    40.7
  Middle Atlantic...........................................    35.7    50.3
  Other.....................................................    18.9    29.3
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $47.4 million; 2002 -- $43.0 million; 2003 -- $39.2 million; 2004 --
$74.9 million; 2005 -- $27.4 million; and $240.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2000   1999   1998
-------------                                                 -----  -----  -----
Balance at beginning of year................................  $ 5.8  $11.5  $20.7
Provisions..................................................   (1.3)  (2.4)  (6.8)
Write-offs..................................................   (0.1)  (3.3)  (2.4)
                                                              -----  -----  -----
Balance at end of year......................................  $ 4.4  $ 5.8  $11.5
                                                              =====  =====  =====

Provisions on mortgages during 2000, 1999 and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $18.0 million, with related reserves of $0.4 million and $0.8 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $12.1 million, $21.0 million and $26.1 million, with related interest income while such loans were impaired, of $1.4 million, $2.1 million and $3.2 million as of December 31, 2000, 1999 and 1998, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $87.5 million and $37.1 million, at December 31, 2000 and 1999, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding are less than one year. The fair value of futures contracts outstanding was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts and fixed maturities purchases. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $3.6 million and $0.9 million in 2000 and 1999, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There were $0.3 million and $0.1 million of gains realized on ineffective hedges in 2000 and 1998, respectively. There were no gains or losses in 1999.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Contracts outstanding, beginning of year....................  $    37.1  $    92.7  $  --
New contracts...............................................    1,539.1      947.0    1,117.5
Contracts terminated........................................   (1,488.7)  (1,002.6)  (1,024.8)
                                                              ---------  ---------  ---------
Contracts outstanding, end of year..........................  $    87.5  $    37.1  $    92.7
                                                              =========  =========  =========

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed maturities. Additionally, the Company enters into compound foreign currency/ interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust obligations backed by funding agreements. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was a net receivable of $5.7 million and a net payable of $0.2 million, respectively.

The fair values of the foreign currency swap contracts and compound foreign currency/interest rate swap contracts outstanding were $(35.9) million and $(4.7) million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts hedging fixed maturities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in the foreign currency portion of the fair value of

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts hedging trust obligations backed by funding agreements are reported as other operating income, consistent with the underlying hedged liability. Changes in the interest rate portion of the fair value of contracts hedging trust obligations backed by funding agreements are reported as unrealized gains and losses, consistent with the hedged item. The net decrease in other operating income related to the change in the foreign currency portion of the fair value of these contracts was $8.9 million in 2000 and $2.6 million in 1999. The change in unrealized gains and losses related to the change in both the interest rate portion of the fair value of the contracts hedging trust obligations backed by funding agreements, as well as the change in the fair value of the contracts hedging foreign fixed maturities, was $(22.2) million and $(3.4) million in 2000 and 1999, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency and compound swap contracts is reflected in the net investment income related to the underlying assets. This amount was $(10.0) million in 2000 and was not material in 1999 and 1998. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency and compound swap contracts in 2000 or 1999.

A reconciliation of the notional amount of foreign currency and compound swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Contracts outstanding, beginning of year....................  $ 71.5  $ 42.6  $42.6
New contracts...............................................   544.4    52.9   --
Contracts expired...........................................    (8.3)  (24.0)  --
                                                              ------  ------  -----
Contracts outstanding, end of year..........................  $607.6  $ 71.5  $42.6
                                                              ======  ======  =====

Expected maturities of such foreign currency and compound swap contracts outstanding at December 31, 2000 are $143.9 million in 2001, $91.4 million in 2003, $347.7 million in 2005 and $24.6 million thereafter. There are no expected maturities of such foreign currency and compound swap contracts in 2002 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999 were net payables of $12.0 million and $4.2 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The increase (decrease) in net investment income related to interest rate swap contracts was $4.4 million, $(7.0) million and $(2.8) million for the years ended December 31, 2000, 1999 and 1998,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

respectively. The fair value of interest rate swap contracts outstanding was $(22.8) million and $33.1 million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 2000 or 1999.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999      1998
-------------                                                 --------  --------  --------
Contracts outstanding, beginning of year....................  $1,025.9  $1,112.6  $  244.1
New contracts...............................................     630.0     905.4     873.5
Contracts terminated........................................    (236.0)   (888.5)    --
Contracts expired...........................................     --        (80.0)     (5.0)
Distribution of subsidiaries (Note 3).......................     --        (23.6)    --
                                                              --------  --------  --------
Contracts outstanding, end of year..........................  $1,419.9  $1,025.9  $1,112.6
                                                              ========  ========  ========

Expected maturities of such interest rate swap contracts outstanding at December 31, 2000 are $43.1 million in 2001, $233.5 million in 2002, $391.0 million in 2003, $307.3 million in 2004, $425.0 million in 2005 and $20.0 million thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with companies rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million at December 31, 2000 and 1999. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.7) million, $(0.2) million and $1.0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.2 million, $0.4 million and $0.2 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  ------
Contracts outstanding, beginning of year....................  $ 190.0  $ 255.0  $ 15.0
New contracts...............................................    --        50.0   266.3
Contracts expired...........................................    --      (115.0)  (26.3)
Contracts terminated........................................   (150.0)   --       --
                                                              -------  -------  ------
Contracts outstanding, end of year..........................  $  40.0  $ 190.0  $255.0
                                                              =======  =======  ======

At December 31, 2000, all other swap contracts are expected to mature in 2001.

H.  OTHER

At December 31, 2000 and 1999, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $304.3  $415.7  $509.6
Mortgage loans..............................................    40.8    45.5    57.6
Equity securities...........................................     1.1     1.7     7.2
Policy loans................................................    14.3    12.7    11.9
Other long-term investments.................................    11.3    14.4     7.0
Short-term investments......................................     7.5    26.6    15.6
                                                              ------  ------  ------
Gross investment income.....................................   379.3   516.6   608.9
Less investment expenses....................................   (11.5)  (13.5)  (15.0)
                                                              ------  ------  ------
Net investment income.......................................  $367.8  $503.1  $593.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $2.9 million and $1.0 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $1.6 million and $1.4 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $18.8 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million, $2.5 million and $3.3 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million, $1.8 million and $3.3 million in 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

There were no mortgage loans which were non-income producing for the years ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.8 million and $0.3 million which were non-income producing for the years ended December 31, 2000 and 1999, respectively.

Included in other long-term investments is income from limited partnerships of $7.8 million and $6.6 million in 2000 and 1999, respectively, and losses of $6.3 million in 1998.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(71.7) $(52.0) $(11.6)
Mortgage loans..............................................     1.3     2.5     8.8
Equity securities...........................................     2.0   141.3    63.7
Other long-term investments.................................     6.0     8.5    --
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(62.4) $100.3  $ 60.9
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................    $1,044.6     $ 4.0  $(47.3)
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,480.5     $ 9.2  $ 27.1
Equity securities...........................................       421.2     149.0     7.6

1998
Fixed maturities............................................    $  979.2     $17.9  $ 11.3
Equity securities...........................................       258.7      72.8     9.0

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999     1998
-------------                                                 ------  -------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) in 2000 of $(21.5) million, including
 $22.7 million resulting from the distribution of
 subsidiaries in 1999, net of tax (benefit) and minority
 interest of $(103.3) million and $(26.8) million in 1999
 and 1998 respectively).....................................  $(40.2) $(121.9) $ (6.8)
Less: reclassification adjustment for (losses) gains
 included in net income (net of tax (benefit) in 2000 of
 $(24.9) million in 2000 and net of tax (benefit) and
 minority interest of $33.5 million and $21.5 million in
 1999 and 1998 respectively)................................   (46.4)   (62.2)   33.3
                                                              ------  -------  ------
Other comprehensive income (loss) income....................  $  6.2  $(184.1) $(40.1)
                                                              ======  =======  ======

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $(47.1) million and $31.1 million at December 31, 2000 and 1999, respectively. In addition, the Company held futures contracts with a carrying value of $(3.6) million and $(0.9) million at December 31, 2000 and 1999, respectively. The fair value of these contracts was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. Fair values of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  123.0  $  123.0  $  279.3  $  279.3
  Fixed maturities..........................................   4,338.2   4,338.2   3,660.7   3,660.7
  Equity securities.........................................      57.1      57.1      51.4      51.4
  Mortgage loans............................................     472.7     490.1     521.2     521.9
  Policy loans..............................................     189.6     189.6     170.5     170.5
  Company owned life insurance..............................      65.6      65.6     --        --
                                                              --------  --------  --------  --------
                                                              $5,246.2  $5,263.6  $4,683.1  $4,683.8
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,636.5  $1,663.3  $1,316.0  $1,341.4
  Supplemental contracts without life contingencies.........      40.7      40.7      48.8      48.8
  Dividend accumulations....................................      88.5      88.5      88.1      88.1
  Other individual contract deposit funds...................      45.0      44.9      48.4      48.2
  Other group contract deposit funds........................     323.1     319.0     602.9     583.5
  Individual fixed annuity contracts........................   1,026.1     991.7   1,092.5   1,057.1
  Trust instruments supported by funding obligations........     621.5     620.5      50.6      49.6
                                                              --------  --------  --------  --------
                                                              $3,781.4  $3,768.6  $3,247.3  $3,216.7
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 2000, 1999 and 1998 is a net pre-tax contribution from the Closed Block of $6.3 million, $13.8 million and $10.4 million, respectively. Summarized financial information of the Closed Block as of December 31, 2000 and 1999 and for the periods ended December 31, 2000, 1999 and 1998 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2000    1999
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $400.3
    and $387.4 respectively)...............................................  $397.5  $372.9
  Mortgage loans...........................................................   144.9   136.3
  Policy loans.............................................................   191.7   201.1
  Cash and cash equivalents................................................     1.9    22.6
  Accrued investment income................................................    14.6    14.0
  Deferred policy acquisition costs........................................    11.0    13.1
  Other assets.............................................................     6.4    12.3
                                                                             ------  ------
Total assets...............................................................  $768.0  $772.3
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................  $828.9  $835.2
  Other liabilities........................................................     0.8     6.9
                                                                             ------  ------
Total liabilities..........................................................  $829.7  $842.1
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2000    1999    1998
-------------                                                                -----  ------  ------
Revenues
  Premiums and other income................................................  $49.9  $ 52.1  $ 55.4
  Net investment income....................................................   53.6    53.8    53.3
  Realized investment (losses) gains.......................................   (5.4)   (0.6)    0.1
                                                                             -----  ------  ------
Total revenues.............................................................   98.1   105.3   108.8
                                                                             -----  ------  ------
Benefits and expenses
  Policy benefits..........................................................   89.5    88.9    95.0
  Policy acquisition expenses..............................................    2.1     2.5     2.7
  Other operating expenses.................................................    0.2     0.1     0.7
                                                                             -----  ------  ------
Total benefits and expenses................................................   91.8    91.5    98.4
                                                                             -----  ------  ------
Contribution from the Closed Block.........................................  $ 6.3  $ 13.8  $ 10.4
                                                                             =====  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $   6.3  $  13.8  $  10.4
  Change in:
    Deferred policy acquisition costs, net..................      2.1      2.5      2.6
    Policy liabilities and accruals.........................    (12.0)   (13.1)   (13.5)
    Accrued investment income...............................     (0.6)     0.1    --
    Other assets............................................      5.9     (8.3)     2.4
    Expenses and taxes payable..............................    (10.1)    (2.9)    (2.9)
    Other, net..............................................      5.3      0.8      0.3
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (3.1)    (7.1)    (0.7)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    133.3    139.0     83.6
    Purchases of investments................................   (160.3)  (128.5)  (106.5)
    Other, net..............................................      9.4      9.8      7.9
                                                              -------  -------  -------
  Net cash (used in) provided by investing activities.......    (17.6)    20.3    (15.0)
                                                              -------  -------  -------
Net (decrease) increase in cash and cash equivalents........    (20.7)    13.2    (15.7)
Cash and cash equivalents, beginning of year................     22.6      9.4     25.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   1.9  $  22.6  $   9.4
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $(33.8) $88.7   $ 74.6
  Deferred..................................................    50.1    4.3    (15.4)
                                                              ------  -----   ------
Total.......................................................  $ 16.3  $93.0   $ 59.2
                                                              ======  =====   ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000     1999    1998
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $ 49.9   $133.4  $108.0
  Tax-exempt interest.......................................    --       (24.2)  (38.9)
  Dividend received deduction...............................     (6.9)    --      (5.1)
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    (13.3)    --      --
  Changes in tax reserve estimates..........................     (4.0)    (8.7)    2.3
  Tax credits...............................................    (10.3)    (8.5)   (8.5)
  Other, net................................................      0.9      1.0     1.4
                                                               ------   ------  ------
Federal income tax expense..................................   $ 16.3   $ 93.0  $ 59.2
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT and low income housing credit carryforwards...........  $ (20.2)   $ (10.8)
  Loss reserve discounting..................................   (264.8)    (283.5)
  Deferred acquisition costs................................    416.6      355.7
  Employee benefit plans....................................    (51.6)     (52.0)
  Investments, net..........................................    (28.9)      (8.7)
  Litigation reserve........................................     (8.1)      (6.0)
  Discontinued operations...................................    (11.9)     (11.7)
  Other, net................................................     (3.0)      (1.1)
                                                              -------    -------
Deferred tax liability (asset), net.........................  $  28.1    $ (18.1)
                                                              =======    =======

Gross deferred income tax assets totaled $441.8 million and $515.8 millions at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $469.9 million and $497.7 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2000, there are available alternative minimum tax credit carryforwards and low income housing credit carryforwards of $2.8 million and $17.4 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2000, 1999 and 1998 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 18.5     $ 19.3     $ 19.0
Interest cost...............................................     28.6       26.5       25.5
Expected return on plan assets..............................    (43.1)     (38.9)     (34.9)
Recognized net actuarial gain...............................    (11.2)      (0.4)      (0.8)
Amortization of transition asset............................     (2.2)      (2.3)      (2.2)
Amortization of prior service cost..........................     (3.1)      (3.3)      (2.9)
                                                               ------     ------     ------
  Net periodic pension (benefit) cost.......................   $(12.5)    $  0.9     $  3.7
                                                               ======     ======     ======

The Company, allocated approximately $(2.7) million and $1.7 million of the net periodic pension (benefit) cost to its affiliated companies in 2000 and 1999, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table summarizes the status of the plan. At December 31, 2000, the projected benefit obligations exceeded the plans' assets while at December 31,1999 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........   $392.7     $414.2
  Service cost -- benefits earned during the year...........     18.5       19.3
  Interest cost.............................................     28.6       26.5
  Actuarial losses (gains)..................................     37.7      (44.4)
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Projected benefit obligation at end of year.............    450.9      392.7
                                                               ------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    470.6      441.6
  Actual return on plan assets..............................     (2.5)      51.9
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Fair value of plan assets at end of year................    441.5      470.6
                                                               ------     ------
  Funded status of the plan.................................     (9.4)      77.9
  Unrecognized transition obligation........................    (19.4)     (21.6)
  Unamortized prior service cost............................     (8.9)     (12.0)
  Unrecognized net actuarial gains..........................     (6.4)    (101.6)
                                                               ------     ------
    Net pension liability...................................   $(44.1)    $(57.3)
                                                               ======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $7.5 million and $8.9 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 7.25% and 7.75% in 2000 and 1999, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2000 and 9.0% in 1999. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2000 and 1999, with a market value of $57.7 million and $44.3 million at December 31, 2000 and 1999, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2000, 1999, and 1998, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $6.1 million, $5.9 million and $5.6 million in 2000, 1999 and 1998, respectively. The Company allocated approximately $2.9 million and $1.4 million of the 401(k) expense to its affiliated companies in 2000 and 1999 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2000, 1999 and 1998 was $3.2 million, $3.1 million and $3.0 million, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 66.8     $ 84.0
Service cost................................................      1.9        2.9
Interest cost...............................................      4.9        4.6
Actuarial losses (gains)....................................      5.6      (21.2)
Benefits paid...............................................     (3.7)      (3.5)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     75.5       66.8
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (75.5)     (66.8)
Unamortized prior service cost..............................     (7.6)      (9.8)
Unrecognized net actuarial gains............................     (7.7)     (13.8)
                                                               ------     ------
  Accumulated postretirement benefit costs..................   $(90.8)    $(90.4)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost................................................   $  1.9     $  2.9     $  3.1
Interest cost...............................................      4.9        4.6        5.1
Recognized net actuarial (gain)loss.........................     (0.5)       0.1        0.1
Amortization of prior service cost..........................     (2.2)      (2.3)      (2.4)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.1     $  5.3     $  5.9
                                                               ======     ======     ======

The Company allocated approximately $1.2 million and $1.1 million of the net periodic postretirement cost to its affiliated companies in 2000 and 1999 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.9 million and $4.6 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2000, health care costs were assumed to increase 8.5% in 2001, declining thereafter until the ultimate rate of 5.5% is reached in 2007 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $4.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.5 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $4.2 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.4 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7.75% at December 31, 2000 and 1999, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

12.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner (" the Commissioner ") , to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. During 2000 and 1999, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

13.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $1,075.2   $2,220.8
  Asset Accumulation
    Allmerica Financial Services............................    855.2       797.0      721.2
    Allmerica Asset Management..............................    137.8       144.5      121.7
                                                               ------    --------   --------
        Subtotal............................................    993.0       941.5      842.9
                                                               ------    --------   --------
  Corporate.................................................    --            0.4        2.3
  Intersegment revenues.....................................    --           (0.8)      (7.6)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    993.0     2,016.3    3,058.4
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................    (97.2)      (92.1)     (98.4)
      Net realized gains....................................    (62.4)      100.3       60.9
                                                               ------    --------   --------
  Total revenues............................................   $833.4    $2,024.5   $3,020.9
                                                               ======    ========   ========

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2000       1999       1998
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $   85.1   $  149.7
  Asset Accumulation
    Allmerica Financial Services..............................      224.4       207.1      169.0
    Allmerica Asset Management................................       17.3        21.3       23.7
                                                                   ------    --------   --------
        Subtotal..............................................      241.7       228.4      192.7
                                                                   ------    --------   --------
  Corporate...................................................      (30.5)      (38.6)     (45.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     211.2       274.9      297.2
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (57.5)      106.1       52.2
    Sales practice litigation expense.........................      --          --         (31.0)
    Restructuring costs.......................................      (11.0)      --          (9.0)
    Other items...............................................      --          --          (0.8)
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $142.7    $  381.0   $  308.6
                                                                   ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31
(IN MILLIONS)                                     2000        1999          2000           1999
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   462.6   $   542.0    $     3.3      $     6.0
Asset Accumulation
  Allmerica Financial Services................   23,132.3    23,410.7      1,409.8        1,213.1
  Allmerica Asset Management..................    2,221.3     1,381.1          0.2            0.4
                                                ---------   ---------    ---------      ---------
      Total...................................  $25,816.2   $25,333.8    $ 1,413.3      $ 1,219.5
                                                =========   =========    =========      =========

14.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.7 million, $22.2 million and $34.9 million in 2000, 1999, and 1998, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2000, future minimum rental payments under non-cancelable operating leases were approximately $34.6 million, payable as follows: 2001 -- $16.2 million; 2002 -- $8.5 million; 2003 -- $6.0 million; 2004 -- $2.9 million, and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2001.

15.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 and 1998 were $20.4 million and $21.4 million and $38.1 million and $32.3million respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 and 1998 of $1.8 million and $30.6 million, $3.7 million and $18.0 million , respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 41.8    $   53.5   $   51.4
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (40.3)      (50.0)     (47.8)
                                                               ------    --------   --------
Net premiums................................................   $  2.2    $    4.2   $    4.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $1,089.0   $1,970.4
  Assumed...................................................    --           27.3       58.8
  Ceded.....................................................    --         (135.4)     (74.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  980.9   $1,955.1
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $1,047.3   $1,966.8
  Assumed...................................................    --           30.3       64.5
  Ceded.....................................................    --         (127.3)     (66.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  950.3   $1,965.2
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $361.5    $  391.9   $  359.5
  Assumed...................................................      0.3         0.1        0.3
  Ceded.....................................................    (35.4)      (39.2)     (49.5)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $326.4    $  352.8   $  310.3
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  805.6   $1,588.2
  Assumed...................................................                 25.9       62.7
  Ceded.....................................................               (128.0)    (158.2)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  703.5   $1,492.7
                                                               ======    ========   ========

16.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,219.5   $1,161.2   $  965.5
Acquisition expenses deferred...............................     297.5      419.2      638.2
Amortized to expense during the year........................     (81.8)    (240.9)    (449.6)
Adjustment for discontinued operations......................      (2.7)       3.4       (0.2)
Adjustment to equity during the year........................     (19.2)      39.3        7.3
Adjustment due to distribution of subsidiaries..............     --        (162.7)     --
                                                              --------   --------   --------
Balance at end of year......................................  $1,413.3   $1,219.5   $1,161.2
                                                              ========   ========   ========

17.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $520.7 million and $601.3 million at December 31, 2000 and 1999, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $18.6 million in 2000 and increased by $51.2 million in 1999. The decrease in 2000 primarily resulted from the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business. The 1999 increase resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The table below provides a reconciliation of the beginning and ending reserves for unpaid losses and LAE relating to the Company's property and casualty business prior to the AFC corporate reorganization.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999        1998
-------------                                                 ---------   --------
Reserve for losses and LAE, beginning of the year...........  $ 2,597.3   $2,615.4
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........      795.6    1,609.0
  Decrease in provision for insured events of prior years...      (96.1)    (127.2)
                                                              ---------   --------
Total incurred losses and LAE...............................      699.5    1,481.8
                                                              ---------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1      871.9
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2      643.0
                                                              ---------   --------
Total payments                                                    766.3    1,514.9
                                                              ---------   --------
Change in reinsurance recoverable on unpaid losses..........       44.3       15.0
Distribution of subsidiaries................................   (2,574.8)     --
                                                              ---------   --------
Reserve for losses and LAE, end of year.....................  $  --       $2,597.3
                                                              =========   ========

As part of an ongoing process, the reserves were re-estimated for all prior accident years and were decreased by $96.1 million and $127.2 million in 1999 and 1998 respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million and $58.9 million for the years ended December 31, 1999 and 1998 respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million and $68.3 million prior to the AFC corporate reorganization in 1999 and for the year ended December 31, 1998. The increase in favorable development 1998 was primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflected the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities was relatively small and therefore its reserves were relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million, net of reinsurance of $14.2 million in 1998. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these outstanding claims were not significant, their existence gives rise to uncertainty and were discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims were adequate. In addition, the Company is not aware of any litigation or pending

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

18.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2000 and 1999. The Company's interest in Allmerica P&C was represented by ownership of 70.0% of the outstanding shares of common stock at December 31, 1998. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the year ended December 31, 1998.

19.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries, including FAFLIC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

20.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $322.6    $  180.7
  Life and Health Companies.................................    (43.6)     239.0        86.4

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $1,269.3
  Life and Health Companies.................................    528.5      590.1     1,164.1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of the Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                             SELECT                                      SELECT
                                                                           AGGRESSIVE      SELECT     SELECT GROWTH    INVESTMENT
                                                                             GROWTH        GROWTH       AND INCOME   GRADE INCOME(a)
                                                                             ------        ------       ----------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ..................... $ 14,997,568  $ 24,010,268    $ 27,534,059   $ 13,673,165
Investments in shares of Fidelity Variable Insurance Products
  Fund (VIP) ............................................................            -             -               -              -
Investment in shares of T. Rowe Price International Series, Inc. ........            -             -               -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................           57           871               -             84
                                                                          ------------  ------------    ------------   ------------
    Total  assets .......................................................   14,997,625    24,011,139      27,534,059     13,673,249

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................            -             -             131              -
                                                                          ------------  ------------    ------------   ------------
    Net assets .......................................................... $ 14,997,625  $ 24,011,139    $ 27,533,928   $ 13,673,249
                                                                          ============  ============    ============   ============

Net asset distribution by category:
  Variable annuity contracts ............................................ $ 14,997,625  $ 24,011,139    $ 27,533,928   $ 13,673,249
                                                                          ============  ============    ============   ============
Units outstanding, December 31, 2000 ....................................    7,570,242     8,583,334      12,204,008      9,693,696
Net asset value per unit, December 31, 2000 ............................. $   1.981129  $   2.797414    $   2.256138     $ 1.410530


                                                                                             SELECT         SELECT        SELECT
                                                                               MONEY      INTERNATIONAL     CAPITAL      EMERGING
                                                                              MARKET         EQUITY      APPRECIATION     MARKETS
                                                                              ------         ------      ------------     -------
ASSETS:
Investments in shares of Allmerica Investment Trust .....................   $ 11,703,816   $ 14,885,138     $ 9,525,312  $ 1,479,760
Investments in shares of Fidelity Variable Insurance Products
  Fund (VIP) ............................................................              -              -               -            -
Investment in shares of T. Rowe Price International Series, Inc. ........              -              -               -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................              -            112              72           24
                                                                            ------------   ------------    ------------  -----------
    Total  assets                                                             11,703,816     14,885,250       9,525,384    1,479,784

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................              -              -               -            -
                                                                            ------------   ------------    ------------  -----------
    Net assets ..........................................................   $ 11,703,816   $ 14,885,250     $ 9,525,384  $ 1,479,784
                                                                            ============   ============     ===========  ===========
Net asset distribution by category:
  Variable annuity contracts ............................................   $ 11,703,816   $ 14,885,250     $ 9,525,384  $ 1,479,784
                                                                            ============   ============     ===========  ===========
Units outstanding, December 31, 2000 ....................................      8,983,124      7,941,358       3,896,826    1,885,316
Net asset value per unit, December 31, 2000 .............................     $ 1.302867     $ 1.874396      $ 2.444396   $ 0.784900

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                               DECEMBER 31, 2000

                                                                                      SELECT       SELECT
                                                                                       VALUE      STRATEGIC    FIDELITY VIP
                                                                                    OPPORTUNITY    GROWTH      HIGH INCOME
                                                                                    -----------    ------      -----------
ASSETS:
Investments in shares of Allmerica Investment Trust .....................           $ 4,380,939  $ 1,634,321     $        -
Investments in shares of Fidelity Variable Insurance Products
  Fund (VIP) ............................................................                     -            -      6,869,746
Investment in shares of T. Rowe Price International Series, Inc. ........                     -            -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                    85           15             62
                                                                                    -----------  -----------    -----------
    Total  assets .......................................................             4,381,024    1,634,336      6,869,808

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                     -            -              -
                                                                                    -----------  -----------    -----------
    Net assets ..........................................................           $ 4,381,024  $ 1,634,336    $ 6,869,808
                                                                                    ===========  ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ............................................           $ 4,381,024  $ 1,634,336    $ 6,869,808
                                                                                    ===========  ===========    ===========

Units outstanding, December 31, 2000 ....................................             3,667,298    2,386,831      6,244,588
Net asset value per unit, December 31, 2000 .............................            $ 1.194619   $ 0.684731     $ 1.100122


                                                                                                                    T. ROWE PRICE
                                                                                      FIDELITY VIP   FIDELITY VIP   INTERNATIONAL
                                                                                     EQUITY-INCOME      GROWTH          STOCK
                                                                                     -------------      ------          -----
ASSETS:
Investments in shares of Allmerica Investment Trust .....................                       $ -            $ -             $ -
Investments in shares of Fidelity Variable Insurance Products
  Fund (VIP) ............................................................                16,055,103     20,035,634               -
Investment in shares of T. Rowe Price International Series, Inc. ........                         -              -       5,428,713
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                        55             24              64
                                                                                       ------------   ------------     -----------
    Total  assets .......................................................                16,055,158     20,035,658       5,428,777

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .....................................................                         -              -               -
                                                                                       ------------   ------------     -----------
    Net assets ..........................................................              $ 16,055,158   $ 20,035,658     $ 5,428,777
                                                                                       ============   ============     ===========

Net asset distribution by category:
  Variable annuity contracts ............................................              $ 16,055,158   $ 20,035,658     $ 5,428,777
                                                                                       ============   ============     ===========

Units outstanding, December 31, 2000 ....................................                 7,674,183      7,198,878       3,648,085
Net asset value per unit, December 31, 2000 .............................                $ 2.092100     $ 2.783164      $ 1.488117


(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                   SELECT                                             SELECT
                                                                 AGGRESSIVE         SELECT        SELECT GROWTH      INVESTMENT
                                                                   GROWTH           GROWTH          AND INCOME     GRADE INCOME(a)
                                                                 -----------      -----------      -----------      -----------

INVESTMENT INCOME:
  Dividends .................................................... $      --        $      --        $   216,704      $   911,636
                                                                 -----------      -----------      -----------      -----------

EXPENSES:

  Mortality and expense risk fees ..............................     230,385          343,006          375,347          172,938
  Administrative expense fees ..................................      28,474           42,394           46,392           21,374
                                                                 -----------      -----------      -----------      -----------
    Total expenses .............................................     258,859          385,400          421,739          194,312
                                                                 -----------      -----------      -----------      -----------
    Net investment income (loss) ...............................    (258,859)        (385,400)        (205,035)         717,324
                                                                 -----------      -----------      -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Realized gain distributions from portfolio sponsors ..........   3,538,684        3,285,780        5,060,668             --
  Net realized gain (loss) from sales of investments ...........     245,893          500,917          135,046         (149,929)
                                                                 -----------      -----------      -----------      -----------
    Net realized gain (loss) ...................................   3,784,577        3,786,697        5,195,714         (149,929)
  Net unrealized gain (loss) ...................................  (8,641,043)      (8,924,342)      (8,724,183)         607,284
                                                                 -----------      -----------      -----------      -----------
    Net realized and unrealized gain (loss) ....................  (4,856,466)      (5,137,645)      (3,528,469)         457,355
                                                                 -----------      -----------      -----------      -----------
    Net increase (decrease) in net assets from operations ...... $(5,115,325)     $(5,523,045)     $(3,733,504)     $ 1,174,679
                                                                 ===========      ===========      ===========      ===========




                                                                                                      SELECT               SELECT
                                                                                    MONEY          INTERNATIONAL          CAPITAL
                                                                                    MARKET            EQUITY            APPRECIATION
                                                                                 -----------        -----------         -----------
INVESTMENT INCOME:
  Dividends .............................................................        $   769,974        $    73,936         $      --
                                                                                 -----------        -----------         -----------

EXPENSES:

  Mortality and expense risk fees .......................................            156,053            190,627             110,726
  Administrative expense fees ...........................................             19,287             23,561              13,685
                                                                                 -----------        -----------         -----------
    Total expenses ......................................................            175,340            214,188             124,411
                                                                                 -----------        -----------         -----------
    Net investment income (loss) ........................................            594,634           (140,252)           (124,411)
                                                                                 -----------        -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Realized gain distributions from portfolio sponsors ...................               --              504,944             283,580
  Net realized gain (loss) from sales of investments ....................               --              292,327             186,713
                                                                                 -----------        -----------         -----------
    Net realized gain (loss) ............................................               --              797,271             470,293
  Net unrealized gain (loss) ............................................               --           (2,307,606)             86,430
                                                                                 -----------        -----------         -----------
    Net realized and unrealized gain (loss) .............................               --           (1,510,335)            556,723
                                                                                 -----------        -----------         -----------
    Net increase (decrease) in net assets from operations ...............        $   594,634        $(1,650,587)        $   432,312
                                                                                 ===========        ===========         ===========

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                       SELECT            SELECT          SELECT
                                                                      EMERGING           VALUE          STRATEGIC       FIDELITY VIP
                                                                      MARKETS         OPPORTUNITY        GROWTH         HIGH INCOME
                                                                     -----------      -----------      -----------      -----------
INVESTMENT INCOME:
  Dividends ....................................................     $     2,407      $    11,895      $        97      $   609,757
                                                                     -----------      -----------      -----------      -----------

EXPENSES:

  Mortality and expense risk fees ..............................          21,094           42,468           23,758          105,736
  Administrative expense fees ..................................           2,607            5,249            2,937           13,068
                                                                     -----------      -----------      -----------      -----------
    Total expenses .............................................          23,701           47,717           26,695          118,804
                                                                     -----------      -----------      -----------      -----------
    Net investment income (loss) ...............................         (21,294)         (35,822)         (26,598)         490,953
                                                                     -----------      -----------      -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Realized gain distributions from portfolio sponsors ..........          38,315           31,087           63,575             --
  Net realized gain (loss) from sales of investments ...........          17,454           18,700              164         (304,132)
                                                                     -----------      -----------      -----------      -----------
    Net realized gain (loss) ...................................          55,769           49,787           63,739         (304,132)
  Net unrealized gain (loss) ...................................        (841,422)         895,129         (913,106)      (2,329,608)
                                                                     -----------      -----------      -----------      -----------
    Net realized and unrealized gain (loss) ....................        (785,653)         944,916         (849,367)      (2,633,740)
                                                                     -----------      -----------      -----------      -----------
    Net increase (decrease) in net assets from operations ......     $  (806,947)     $   909,094      $  (875,965)     $(2,142,787)
                                                                     ===========      ===========      ===========      ===========





                                                                                                                      T. ROWE PRICE
                                                                              FIDELITY VIP        FIDELITY VIP        INTERNATIONAL
                                                                              EQUITY-INCOME          GROWTH               STOCK
                                                                             --------------       -------------       -------------
INVESTMENT INCOME:
  Dividends ............................................................        $   271,631         $    21,342         $    34,620
                                                                             --------------       -------------       -------------

EXPENSES:

  Mortality and expense risk fees ......................................            198,276             266,281              73,350
  Administrative expense fees ..........................................             24,506              32,911               9,065
                                                                             --------------       -------------       -------------
    Total expenses .....................................................            222,782             299,192              82,415
                                                                             --------------       -------------       -------------
    Net investment income (loss) .......................................             48,849            (277,850)            (47,795)
                                                                             --------------       -------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Realized gain distributions from portfolio sponsors ..................          1,023,354           2,123,522             166,178
  Net realized gain (loss) from sales of investments ...................             32,463             247,254             203,961
                                                                             --------------       -------------       -------------
    Net realized gain (loss) ...........................................          1,055,817           2,370,776             370,139
  Net unrealized gain (loss) ...........................................             (9,455)         (4,889,961)         (1,524,572)
                                                                             --------------       -------------       -------------
    Net realized and unrealized gain (loss) ............................          1,046,362          (2,519,185)         (1,154,433)
                                                                             --------------       -------------       -------------
    Net increase (decrease) in net assets from operations ..............        $ 1,095,211         $(2,797,035)        $(1,202,228)
                                                                             ==============       =============       =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SELECT
                                                                               AGGRESSIVE GROWTH              SELECT GROWTH
                                                                                   YEAR ENDED                  YEAR ENDED
                                                                                  DECEMBER 31,                 DECEMBER 31,
                                                                          --------------------------    --------------------------
                                                                              2000           1999           2000           1999
                                                                          -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:

    Net investment income (loss) ......................................   $  (258,859)   $  (194,350)   $  (385,400)   $  (296,906)
    Net realized gain (loss) ..........................................     3,784,577        343,175      3,786,697      1,341,678
    Net unrealized gain (loss) ........................................    (8,641,043)     4,519,016     (8,924,342)     4,808,788
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............    (5,115,325)     4,667,841     (5,523,045)     5,853,560
                                                                          -----------    -----------    -----------    -----------

  FROM CONTRACT TRANSACTIONS:

    Net purchase payments .............................................     2,678,874      1,542,005      3,358,277      3,550,208
    Withdrawals .......................................................    (1,647,049)      (892,464)    (2,012,704)    (1,259,953)
    Contract benefits .................................................      (139,406)       (33,192)      (175,914)      (134,721)
    Contract charges ..................................................        (7,849)        (7,206)       (10,240)        (9,656)
    Transfers between sub-accounts (including fixed account), net .....     1,359,348       (339,364)       204,473      1,038,897
    Other transfers from (to) the General Account .....................       278,905         91,091        519,594        165,602
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract  transactions .     2,522,823        360,870      1,883,486      3,350,377
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................    (2,592,502)     5,028,711     (3,639,559)     9,203,937

NET ASSETS:

  Beginning of year ...................................................    17,590,127     12,561,416     27,650,698     18,446,761
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $14,997,625    $17,590,127    $24,011,139    $27,650,698
                                                                          ===========    ===========    ===========    ===========





                                                                                                                 SELECT
                                                                           SELECT GROWTH AND INCOME      INVESTMENT GRADE INCOME(a)
                                                                                  YEAR ENDED                    YEAR ENDED
                                                                                  DECEMBER 31,                  DECEMBER 31,
                                                                          --------------------------    --------------------------
                                                                              2000           1999           2000           1999
                                                                          -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:

    Net investment income (loss) ......................................   $  (205,035)   $   (74,497)   $   717,324    $   706,635
    Net realized gain (loss) ..........................................     5,195,714      2,314,786       (149,929)        18,207
    Net unrealized gain (loss) ........................................    (8,724,183)     1,733,590        607,284     (1,057,625)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............    (3,733,504)     3,973,879      1,174,679       (332,783)
                                                                          -----------    -----------    -----------    -----------

  FROM CONTRACT TRANSACTIONS:

    Net purchase payments .............................................     3,066,566      4,416,766      1,807,590      4,305,976
    Withdrawals .......................................................    (2,604,901)    (1,407,383)    (1,472,318)    (1,084,646)
    Contract benefits .................................................      (292,977)      (212,209)      (198,100)      (147,719)
    Contract charges ..................................................       (10,037)        (9,770)        (4,469)        (4,978)
    Transfers between sub-accounts (including fixed account), net .....        62,612      1,349,305     (2,032,118)    (3,129,183)
    Other transfers from (to) the General Account .....................       841,410        292,719        235,565        (27,796)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract  transactions .     1,062,673      4,429,428     (1,663,850)       (88,346)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................    (2,670,831)     8,403,307       (489,171)      (421,129)

NET ASSETS:

  Beginning of year ...................................................    30,204,759     21,801,452     14,162,420     14,583,549
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $27,533,928    $30,204,759    $13,673,249    $14,162,420
                                                                          ===========    ===========    ===========    ===========

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.


                       ALLMERICA SELECT SEPARATE ACCOUNT

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                                  SELECT
                                                                                  MONEY MARKET              INTERNATIONAL EQUITY
                                                                                   YEAR ENDED                   YEAR ENDED
                                                                                  DECEMBER 31,                  DECEMBER 31,
                                                                          --------------------------    --------------------------
                                                                              2000           1999           2000           1999
                                                                          -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:

    Net investment income (loss) ......................................   $   594,634    $   399,052    $  (140,252)   $  (164,577)
    Net realized gain (loss) ..........................................          --             --          797,271        206,560
    Net unrealized gain (loss) ........................................          --             --       (2,307,606)     3,258,194
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............       594,634        399,052     (1,650,587)     3,300,177
                                                                          -----------    -----------    -----------    -----------

  FROM CONTRACT TRANSACTIONS:

    Net purchase payments .............................................     2,227,652     10,222,319      2,164,564      2,093,409
    Withdrawals .......................................................    (4,078,860)    (1,734,538)    (1,301,911)      (673,943)
    Contract benefits .................................................      (570,026)      (243,550)      (142,069)       (45,035)
    Contract charges ..................................................        (3,008)        (3,396)        (6,120)        (5,764)
    Transfers between sub-accounts (including fixed account), net .....      (662,149)    (4,624,219)       854,599        (85,673)
    Other transfers from (to) the General Account .....................        78,794       (388,968)       197,404         69,302
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract  transactions .    (3,007,597)     3,227,648      1,766,467      1,352,296
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................    (2,412,963)     3,626,700        115,880      4,652,473

NET ASSETS:

  Beginning of year ...................................................    14,116,779     10,490,079     14,769,370     10,116,897
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $11,703,816    $14,116,779    $14,885,250    $14,769,370
                                                                          ===========    ===========    ===========    ===========





                                                                                    SELECT                        SELECT
                                                                             CAPITAL APPRECIATION            EMERGING MARKETS
                                                                                  YEAR ENDED                    YEAR ENDED
                                                                                 DECEMBER 31,                  DECEMBER 31,
                                                                          --------------------------    --------------------------
                                                                              2000           1999           2000           1999
                                                                          -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:

    Net investment income (loss) ......................................   $  (124,411)   $   (83,688)   $   (21,294)   $    (6,022)
    Net realized gain (loss) ..........................................       470,293         61,289         55,769         17,349
    Net unrealized gain (loss) ........................................        86,430      1,404,704       (841,422)       430,661
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............       432,312      1,382,305       (806,947)       441,988
                                                                          -----------    -----------    -----------    -----------

  FROM CONTRACT TRANSACTIONS:

    Net purchase payments .............................................     1,650,362      1,537,163        779,534        378,796
    Withdrawals .......................................................      (541,473)      (375,491)      (108,761)       (75,657)
    Contract benefits .................................................      (119,951)       (35,495)       (35,435)        (5,416)
    Contract charges ..................................................        (3,948)        (3,363)          (487)          (262)
    Transfers between sub-accounts (including fixed account), net .....       335,788        (17,141)       124,966        133,184
    Other transfers from (to) the General Account .....................       235,426         50,763        144,858         58,004
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract  transactions .     1,556,204      1,156,436        904,675        488,649
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................     1,988,516      2,538,741         97,728        930,637

NET ASSETS:

  Beginning of year ...................................................     7,536,868      4,998,127      1,382,056        451,419
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $ 9,525,384    $ 7,536,868    $ 1,479,784    $ 1,382,056
                                                                          ===========    ===========    ===========    ===========

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00 See Note 8

The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT


                                                                                     SELECT                      SELECT
                                                                               VALUE OPPORTUNITY             STRATEGIC GROWTH
                                                                                   YEAR ENDED                   YEAR ENDED
                                                                                   DECEMBER 31,                 DECEMBER 31,
                                                                          --------------------------    --------------------------
                                                                              2000           1999           2000           1999
                                                                          -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:

    Net investment income (loss) ......................................   $   (35,822)   $   (28,587)   $   (26,598)   $   (12,052)
    Net realized gain (loss) ..........................................        49,787        103,906         63,739          6,115
    Net unrealized gain (loss) ........................................       895,129       (181,986)      (913,106)       174,553
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............       909,094       (106,667)      (875,965)       168,616
                                                                          -----------    -----------    -----------    -----------

  FROM CONTRACT TRANSACTIONS:

    Net purchase payments .............................................       931,143      1,033,260        449,033      1,063,800
    Withdrawals .......................................................      (225,868)      (131,253)       (80,199)       (27,118)
    Contract benefits .................................................       (17,197)       (66,268)        (4,170)       (22,091)
    Contract charges ..................................................        (1,127)          (647)          (584)          (298)
    Transfers between sub-accounts (including fixed account), net .....       (53,045)       453,605        136,998        (51,294)
    Other transfers from (to) the General Account .....................       245,915         58,737        183,907         24,877
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract  transactions .       879,821      1,347,434        684,985        987,876
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................     1,788,915      1,240,767       (190,980)     1,156,492

NET ASSETS:

  Beginning of year ...................................................     2,592,109      1,351,342      1,825,316        668,824
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $ 4,381,024    $ 2,592,109    $ 1,634,336    $ 1,825,316
                                                                          ===========    ===========    ===========    ===========





                                                                           FIDELITY VIP HIGH INCOME     FIDELITY VIP EQUITY-INCOME
                                                                                  YEAR ENDED                    YEAR ENDED
                                                                                  DECEMBER 31,                  DECEMBER 31,
                                                                          --------------------------    --------------------------
                                                                              2000           1999           2000           1999
                                                                          -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:

    Net investment income (loss) ......................................   $   490,953    $   574,109    $    48,849    $   (31,385)
    Net realized gain (loss) ..........................................      (304,132)       (95,241)     1,055,817        419,589
    Net unrealized gain (loss) ........................................    (2,329,608)        38,168         (9,455)        49,099
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............    (2,142,787)       517,036      1,095,211        437,303
                                                                          -----------    -----------    -----------    -----------

  FROM CONTRACT TRANSACTIONS:

    Net purchase payments .............................................     1,032,271      2,596,050      1,743,088      3,294,962
    Withdrawals .......................................................      (922,266)      (548,073)    (1,364,194)      (641,817)
    Contract benefits .................................................       (97,943)      (206,386)      (243,974)       (95,911)
    Contract charges ..................................................        (2,968)        (3,278)        (5,948)        (5,717)
    Transfers between sub-accounts (including fixed account), net .....      (223,079)      (500,961)    (1,474,587)     2,040,773
    Other transfers from (to) the General Account .....................       124,156        148,298        311,895        176,914
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract  transactions .       (89,829)     1,485,650     (1,033,720)     4,769,204
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................    (2,232,616)     2,002,686         61,491      5,206,507

NET ASSETS:

  Beginning of year ...................................................     9,102,424      7,099,738     15,993,667     10,787,160
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $ 6,869,808    $ 9,102,424    $16,055,158    $15,993,667
                                                                          ===========    ===========    ===========    ===========

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00 See Note 8

The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT


                                                                                                              T. ROWE PRICE
                                                                              FIDELITY VIP GROWTH           INTERNATIONAL STOCK
                                                                                  YEAR ENDED                    YEAR ENDED
                                                                                 DECEMBER 31,                  DECEMBER 31,
                                                                          --------------------------    --------------------------
                                                                              2000           1999           2000           1999
                                                                          -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:

    Net investment income (loss) ......................................   $  (277,850)   $  (165,732)   $   (47,795)   $   (40,544)
    Net realized gain (loss) ..........................................     2,370,776      1,089,353        370,139        111,350
    Net unrealized gain (loss) ........................................    (4,889,961)     3,363,837     (1,524,572)     1,365,554
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............    (2,797,035)     4,287,458     (1,202,228)     1,436,360
                                                                          -----------    -----------    -----------    -----------

  FROM CONTRACT TRANSACTIONS:

    Net purchase payments .............................................     3,399,252      4,006,497      1,107,104        769,715
    Withdrawals .......................................................    (1,037,373)      (593,288)      (473,024)      (207,337)
    Contract benefits .................................................      (421,793)      (143,732)       (73,755)       (22,515)
    Contract charges ..................................................        (6,933)        (5,026)        (2,331)        (2,030)
    Transfers between sub-accounts (including fixed account), net .....     1,347,564      2,804,696       (162,581)       489,064
    Other transfers from (to) the General Account .....................       663,575        186,145        128,770         23,553
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract  transactions .     3,944,292      6,255,292        524,183      1,050,450
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................     1,147,257     10,542,750       (678,045)     2,486,810

NET ASSETS:

  Beginning of year ...................................................    18,888,401      8,345,651      6,106,822      3,620,012
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $20,035,658    $18,888,401    $ 5,428,777    $ 6,106,822
                                                                          ===========    ===========    ===========    ===========

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00 See Note 8

The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

    Allmerica Select Separate Account (Allmerica Select) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

    Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select has 44 effective Sub-Accounts, of which 14 are currently offered. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS) , an indirect wholly-owned subsidiary of the Company; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP) managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. AIT, Fidelity VIP, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by Allmerica Select Separate Account in the preparation of its financial statements.

    INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

ALLMERICA SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                 PORTFOLIO INFORMATION
                                         ---------------------------------------
                                                                                       NET ASSET
                                              NUMBER OF            AGGREGATE             VALUE
INVESTMENT PORTFOLIO                           SHARES                COST              PER SHARE
                                         ------------------    -----------------     ------------
Select Aggressive Growth . . . . . . . .         7,084,350          $17,025,872          $ 2.117
Select Growth . . . . . . . . . . . . . .       10,844,746           22,483,328            2.214
Select Growth and Income . . . . . . . .        19,281,554           30,634,632            1.428
Select Investment Grade Income (a). . . .       12,590,391           13,932,635            1.086
Money Market . . . . . . . . . . . . . .        11,703,816           11,703,816            1.000
Select International Equity . . . . . . .        8,353,051           12,397,664            1.782
Select Capital Appreciation . . . . . . .        4,488,837            7,876,657            2.122
Select Emerging Markets . . . . . . . . .        1,875,488            1,930,322            0.789
Select Value Opportunity . . . . . . . .         2,237,456            3,660,641            1.958
Select Strategic Growth  . . . . . . . .         2,392,857            2,368,873            0.683
Fidelity VIP High Income . . . . . . . .           839,822            9,676,467            8.180
Fidelity VIP Equity-Income . . . . . . .           629,118           14,839,280           25.520
Fidelity VIP Growth . . . . . . . . . . .          459,007           19,696,059           43.650
T. Rowe Price International Stock . . . .          360,233            5,242,075           15.070

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

NOTE 4 - RELATED PARTY TRANSACTIONS

    The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     For contracts issued on Form A3020-92 (Allmerica Select Resource I), a $30.00 contract fee is deducted on the contract anniversary and upon full surrender of the contract. For contracts issued on Form A3025-96 (Allmerica Select Resource II), a $30.00 contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $50,000. For contracts issued on Form A3027-98 (Allmerica Select Charter), a $35.00 contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $75,000. The fee is currently waived for Allmerica Select Resource II contracts issued to and maintained by the trustee of a 401(k) plan.

    Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is the principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of certain independent broker-dealers. The Allmerica Select Resource I and II and Allmerica Select Charter contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

ALLMERICA SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

    Transactions from contractowners and sponsor were as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                          --------------------------    --------------------------
                                                                             UNITS          AMOUNT         UNITS          AMOUNT
                                                                          -----------    -----------    -----------    -----------
Select Aggressive Growth
  Issuance of Units ...................................................     2,088,754    $ 5,373,378      1,288,438    $ 2,727,795
  Redemption of Units .................................................    (1,124,207)    (2,850,555)    (1,132,178)    (2,366,925)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       964,547    $ 2,522,823        156,260    $   360,870
                                                                          ===========    ===========    ===========    ===========

Select Growth

  Issuance of Units ...................................................     1,837,193    $ 5,996,057      2,507,080    $ 7,046,398
  Redemption of Units .................................................    (1,265,493)    (4,112,571)    (1,336,247)    (3,696,021)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       571,700    $ 1,883,486      1,170,833    $ 3,350,377
                                                                          ===========    ===========    ===========    ===========

Select Growth and Income

  Issuance of Units ...................................................     2,485,964    $ 6,224,460      3,405,403    $ 7,979,976
  Redemption of Units .................................................    (2,056,561)    (5,161,787)    (1,555,002)    (3,550,548)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       429,403    $ 1,062,673      1,850,401    $ 4,429,428
                                                                          ===========    ===========    ===========    ===========

Select Investment Grade Income(a)
  Issuance of Units ...................................................     1,937,359    $ 2,790,065      4,966,502    $ 6,226,766
  Redemption of Units .................................................    (3,180,013)    (4,453,915)    (5,039,471)    (6,315,112)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................    (1,242,654)   $(1,663,850)       (72,969)   $   (88,346)
                                                                          ===========    ===========    ===========    ===========

Money Market
  Issuance of Units ...................................................     5,742,214    $ 7,348,030     12,869,583    $14,942,827
  Redemption of Units .................................................    (8,126,228)   (10,355,627)   (10,262,991)   (11,715,179)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................    (2,384,014)   $(3,007,597)     2,606,592    $ 3,227,648
                                                                          ===========    ===========    ===========    ===========

Select International Equity
  Issuance of Units ...................................................     1,932,493    $ 3,975,742      1,632,828    $ 2,994,444
  Redemption of Units .................................................    (1,062,976)    (2,209,275)      (852,167)    (1,642,148)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       869,517    $ 1,766,467        780,661    $ 1,352,296
                                                                          ===========    ===========    ===========    ===========

ALLMERICA SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)


                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                          --------------------------    --------------------------
                                                                             UNITS          AMOUNT         UNITS          AMOUNT
                                                                          -----------    -----------    -----------    -----------
Select Capital Appreciation
  Issuance of Units ...................................................     1,316,686    $ 3,124,348      1,161,062    $ 2,240,824
  Redemption of Units .................................................      (667,044)    (1,568,144)      (575,724)    (1,084,388)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       649,642    $ 1,556,204        585,338    $ 1,156,436
                                                                          ===========    ===========    ===========    ===========

Select Emerging Markets
  Issuance of Units ...................................................     1,160,203    $ 1,313,757        744,444    $   713,738
  Redemption of Units .................................................      (364,753)      (409,082)      (236,288)      (225,089)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       795,450    $   904,675        508,156    $   488,649
                                                                          ===========    ===========    ===========    ===========

Select Value Opportunity
  Issuance of Units ...................................................     1,674,776    $ 1,683,194      1,989,327    $ 1,859,088
  Redemption of Units .................................................      (797,236)      (803,373)      (566,212)      (511,654)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       877,540    $   879,821      1,423,115    $ 1,347,434
                                                                          ===========    ===========    ===========    ===========

Select Strategic Growth
  Issuance of Units ...................................................     1,015,463    $   951,324      1,261,036    $ 1,280,343
  Redemption of Units .................................................      (283,749)      (266,339)      (299,949)      (292,467)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       731,714    $   684,985        961,087    $   987,876
                                                                          ===========    ===========    ===========    ===========

Fidelity VIP High Income
  Issuance of Units ...................................................     1,877,784    $ 2,094,442      2,918,757    $ 4,025,329
  Redemption of Units .................................................    (1,957,820)    (2,184,271)    (1,854,873)    (2,539,679)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       (80,036)   $   (89,829)     1,063,884    $ 1,485,650
                                                                          ===========    ===========    ===========    ===========

Fidelity VIP Equity-Income
  Issuance of Units ...................................................     1,724,375    $ 3,571,695      3,349,652    $ 6,491,966
  Redemption of Units .................................................    (2,222,697)    (4,605,415)      (956,139)    (1,722,762)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................      (498,322)   $(1,033,720)     2,393,513    $ 4,769,204
                                                                          ===========    ===========    ===========    ===========

Fidelity VIP Growth
  Issuance of Units ...................................................     2,144,411    $ 6,787,028      2,995,401    $ 7,719,228
  Redemption of Units .................................................      (902,371)    (2,842,736)      (605,269)    (1,463,936)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................     1,242,040    $ 3,944,292      2,390,132    $ 6,255,292
                                                                          ===========    ===========    ===========    ===========

T. Rowe Price International Stock
  Issuance of Units ...................................................     1,120,018    $ 1,817,379      1,071,365    $ 1,525,440
  Redemption of Units .................................................      (796,371)    (1,293,196)      (337,489)      (474,990)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) ...........................................       323,647    $   524,183        733,876    $ 1,050,450
                                                                          ===========    ===========    ===========    ===========

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

ALLMERICA SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Allmerica Select during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                                                        PURCHASES                        SALES
                                                                                          -----------                  -----------
Select Aggressive Growth ................................................                 $ 7,192,380                  $ 1,389,789
Select Growth ...........................................................                   6,939,028                    2,156,033
Select Growth and Income ................................................                   9,138,609                    3,195,979
Select Investment Grade Income (a)  .....................................                   2,300,884                    3,247,995
Money Market ............................................................                   6,492,910                    8,906,244
Select International Equity .............................................                   3,421,782                    1,290,735
Select Capital Appreciation .............................................                   2,615,503                      900,202
Select Emerging Markets .................................................                   1,213,341                      291,669
Select Value Opportunity ................................................                   1,346,844                      471,843
Select Strategic Growth .................................................                     860,725                      138,778
Fidelity VIP High Income ................................................                   1,958,147                    1,557,085
Fidelity VIP Equity-Income ..............................................                   3,610,557                    3,572,129
Fidelity VIP Growth .....................................................                   7,374,977                    1,585,037
T. Rowe Price International Stock .......................................                   1,630,766                      988,264
                                                                                          -----------                  -----------
  Totals ................................................................                 $56,096,453                  $29,691,782
                                                                                          ===========                  ===========

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

NOTE 8 - SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    Pursuant to a Substitution Order approved by the Security and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund (SIF). The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. Effective July 1, 2000, 14,536,465 shares of Select Income Fund (valued at $13,821,416) were substituted for 13,184,850 shares of the Select Investment Grade Income Fund (valued at $13,821,416), at the ratio of .907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a contractholder of Allmerica Select held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

NOTE 9 - ACCOUNTING PRONOUNCEMENTS

    In November of 2000, a revised American Institute of Certified Public Accountants (AICPA), Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

                            PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for First Allmerica Financial Life Insurance

         Company and Financial Statements for Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company were previously filed on April 28, 2000 in Post-Effective Amendment No. 13, and are incorporated by reference herein.

         Financial Statements Included in Part C
         None

     (b) EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3    (a) Underwriting and Administrative Services
                               Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

                           (b) Sales Agreements (Select) with Commission
                               Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and are incorporated by reference herein.

                           (c) General Agent's Agreement was previously filed on
                               April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is
                               incorporated by reference herein.

                           (d) Career Agent Agreement was previously filed on
                               April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is
                               incorporated by reference herein.

                           (e) Registered Representative's Agreement was
                               previously filed on April 24, 1998 in
                               Post-Effective Amendment No. 11 (File Nos.
                               33-71058/811-8116), and is incorporated by reference herein.

              EXHIBIT 4 Specimen Generic Policy Form A3020-94 GRC was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is incorporated by reference herein. Specimen Policy Form B was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 (File Nos. 33-71058/811-8116),
                               and is incorporated by reference herein.

              EXHIBIT 5 Specimen Generic Application Form was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116),
                               and is incorporated by reference herein. Specimen Application Form B was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

              EXHIBIT 6 Articles of Incorporation were previously filed on April 30, 1996 in Post-Effective Amendment No. 4 (File Nos. 33-71058/811-8116), which was effective on October 16, 1995, and are
                               incorporated by reference herein. Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 4 (File Nos. 33-71058/811-8116), and are incorporated by reference herein.

              EXHIBIT 7        Not Applicable.

              EXHIBIT 8    (a) Fidelity Service Agreement was previously filed
                               on April 30, 1996 in Post-Effective Amendment No. 4 (File Nos. 33-71058/811-8116), and is
                               incorporated by reference herein.

                           (b) An Amendment to the Fidelity Service Agreement,
                               effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 (File Nos. 33-71058/811-8116),
                               and is incorporated by reference herein.

                           (c) Fidelity Service Contract, effective as of
                               January 1, 1997. was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

                           (d) T. Rowe Price Service Agreement was previously
                               filed on April 24, 1998 in Post-Effective
                               Amendment No. 11 (File Nos. 33-71058/811-8116),
                               and is incorporated by reference herein.

                           (e) BFDS Agreements for lockbox and mailroom services
                               were previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and are incorporated by reference herein.

                           (f) Directors' Power of Attorney is filed herewith.

              EXHIBIT 9    (a) Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Accountants is filed herewith.

              EXHIBIT 11       None.

              EXHIBIT 12       None.

              EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 28, 2000 in Post-Effective Amendment No. 13 of Registration Statement No.33-71058/811-8116, and is incorporated by reference herein.

              EXHIBIT 14       Not Applicable.

              EXHIBIT 15   (a) Amendment dated October 30, 2000 was previously
                               filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                           (b) Amendment dated October 1, 2000 to the Variable
                               Insurance Products Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and are
                               incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

                           (c) Participation Agreement between the Company and
                               T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71058/811-8116, and is
                               incorporated by reference herein.

                           (d) Form of Amendment #6 to the AIM Participation
                               Agreement was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                           (e) Form of Amendment dated May 1, 2001 to the
                               Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are
                               incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is
                               incorporated by reference herein.

                           (f) Participation Agreement with Deutsche Asset
                               Management VIT Funds (formerly Bankers Trust) was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is
                               incorporated by reference herein.

                           (g) Form of Amendment dated May 1, 2001 to the
                               Variable Insurance Products Fund II Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is
                               incorporated by reference herein. Amendment to Variable Insurance

                               Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated October 4, 1999 were previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and are
                               incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                           (h) Form of Amendment and Participation Agreement
                               with Variable Insurance Products Fund III with Variable Insurance Products III was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is
                               incorporated by reference herein.

                           (i) Form of Amendment dated May 1, 2001 and the
                               Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein.Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is
                               incorporated by reference herein.

                           (j) Form of Amendment dated May 1, 2001 to the
                               Participation Agreement with INVESCO was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is
                               incorporated by reference herein.

                           (k) Participation Agreement with Janus was previously
                               filed on April 26, 2000 in Post-Effective
                               Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                           (l) Form of Participation Agreement dated May 1, 2001
                               with Scudder Investments Inc. and Scudder
                               Distributors was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 6 of Registration Statement No. 333-10285/811-7769 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-10285/811-7769, and is
                               incorporated by reference herein.

                           (m) Eaton Vance Participation Agreement was
                               previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street

     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary and Counsel                   Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

J. Barry May                                Director (since 1996) of First Allmerica; Director and President
    Director                                (since 1996) of The Hanover Insurance Company; Vice
                                            President (1993 to 1996) of The Hanover Insurance Company


Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director, President and                 First Allmerica
    Chief Executive Officer

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director and Vice President             Allmerica; Director (since 1990), President and Chief
                                            Executive Officer (since 1995) of
                                            Allmerica Financial Life Insurance
                                            and Annuity Company; Director and
                                            President (since 1998) of Allmerica
                                            Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director and Vice President             Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property & Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

            NAME                                      ADDRESS                        TYPE OF BUSINESS
            ----                                      -------                        ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653


AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 Insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company)                                                    annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
Known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653


Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              Company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 Insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 Insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          Insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 Insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008


First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            Insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              Franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 1,297 Contact holders of qualified Contracts and 2,045 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for any breach of the director's duty of loyalty to the Company or its policyholders;

     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
         Section 62;

     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

         NAME                  POSITION OR OFFICE WITH UNDERWRITER
         ----                  -----------------------------------

Margaret L. Abbott             Vice President

Emil J. Aberizk, Jr.           Vice President

Edward T. Berger               Vice President and Chief Compliance Officer

Michael J. Brodeur             Vice President Operations

Mark R. Colborn                Vice President

Charles F. Cronin              Secretary/Clerk

Claudia J. Eckels              Vice President

Philip L. Heffernan            Vice President

J. Kendall Huber               Director

Mark C. McGivney               Treasurer

William F. Monroe, Jr.         President, Director and Chief Executive Officer

K. David Nunley                Vice President

Stephen Parker                 Vice President and Director

Richard M. Reilly              Director and Chairman of the Board

Eric A. Simonsen               Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("First Allmerica"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption/withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                           By: /s/ Charles F. Cronin
                               ----------------------------
                               Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                                                         Date
----------                               -----                                                         ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller                       April 2, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry*                         Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                       Director and Vice President
------------------------------------

John F. O'Brien*                         Director, President  and Chief Executive Officer
------------------------------------

Bruce C. Anderson*                       Director and Vice President
------------------------------------

Mark R. Colborn*                         Director and Vice President
------------------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                        Director, Vice President and General Counsel
------------------------------------

J. Barry May*                            Director
------------------------------------

Robert P. Restrepo, Jr.*                 Director and Vice President
------------------------------------

Eric A. Simonsen*                        Director and Vice President
------------------------------------

Gregory D. Tranter*                      Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.


/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-71058)

                                  EXHIBIT TABLE



Exhibit 8(f)               Directors' Power of Attorney

Exhibit 9                  Opinion of Counsel

Exhibit 10                 Consent of Independent Accountants